UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Global Discovery Fund	APFDX	N/A	N/A
Artisan Global Equity Fund	ARTHX	N/A	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small Cap Fund	ARTJX	N/A	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Thematic Fund	ARTTX	N/A	N/A
Artisan Value Fund	ARTLX	APDLX	APHLX

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
2	Artisan Developing World Fund
4	Artisan Emerging Markets Fund
7	Artisan Global Discovery Fund
9	Artisan Global Equity Fund
12	Artisan Global Opportunities Fund
14	Artisan Global Value Fund
17	Artisan High Income Fund
23	Artisan International Fund
26	Artisan International Small Cap Fund
29	Artisan International Value Fund
32	Artisan Mid Cap Fund
35	Artisan Mid Cap Value Fund
37	Artisan Small Cap Fund
39	Artisan Thematic Fund
41	Artisan Value Fund

43	STATEMENTS OF ASSETS AND LIABILITIES

47	STATEMENTS OF OPERATIONS
51	STATEMENTS OF CHANGES IN NET ASSETS

60	FINANCIAL HIGHLIGHTS

75	NOTES TO FINANCIAL STATEMENTS

111	SHAREHOLDER EXPENSE EXAMPLE

116	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

117	PROXY VOTING POLICIES AND PROCEDURES

117	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.6%

ARGENTINA - 3.1%
Grupo Financiero Galicia S.A. (DR)	529,269	$34,805
Grupo Supervielle S.A. (DR)	1,323,142	40,144

		74,949
BRAZIL - 8.3%
BK Brasil Operacao e Assessoria a Restaurantes S.A.(1)	4,334,499	21,006
Cielo S.A.	12,201,020	76,463
Hypera S.A.	3,542,100	38,796
Kroton Educacional S.A.	6,524,500	26,877
Pagseguro Digital Ltd., Class A(1)	293,992	11,266
Rumo S.A.(1)	6,586,100	26,233

		200,641
CHINA - 28.0%
Alibaba Group Holding Ltd. (DR)(1)	596,763	109,530
Baidu, Inc. (DR)(1)	308,674	68,893
China Lodging Group Ltd. (DR)	232,708	30,650
Hangzhou Hikvision Digital Technology Co., Ltd.(2)	7,984,534	53,274
Kweichow Moutai Co., Ltd., Class A(2)	491,751	54,397
Shanghai International Airport Co., Ltd., Class A(2)	13,110,764	99,784
Sinopharm Group Co., Ltd., Class H(2)	12,533,900	63,051
TAL Education Group (DR)	1,304,714	48,392
Tencent Holdings Ltd.(2)	1,499,900	79,842
Yum China Holdings, Inc.	1,632,377	67,744

		675,557
FRANCE - 0.9%
LVMH Moet Hennessy Louis Vuitton SE(2)	71,590	22,078

HONG KONG - 7.5%
AIA Group Ltd.(2)	13,149,700	112,257
Galaxy Entertainment Group Ltd.(2)	7,379,000	67,642

		179,899
INDIA - 13.6%
Dish TV India Ltd.(1)(2)	43,088,125	47,628
Eicher Motors Ltd.(2)	77,300	33,882
HDFC Bank Ltd. (DR)	1,176,037	116,157
ICICI Bank Ltd.(2)	7,016,289	30,209
ICICI Bank Ltd. (DR)	3,524,569	31,192
PVR Ltd.(2)	1,257,510	23,538
UPL Ltd.(2)	4,041,747	45,387

		327,993
INDONESIA - 0.9%
Matahari Department Store Tbk PT(2)	26,140,900	20,893

MALAYSIA - 0.3%
My EG Services Bhd	11,163,300	8,370

MEXICO - 1.7%
Banco del Bajio S.A.(1)(2)	19,383,468	41,654

NETHERLANDS - 4.4%
ASML Holding N.V. (DR)	120,525	23,931
Unilever N.V. (DR)(2)	1,446,173	81,750

		105,681
PERU - 0.5%
Credicorp Ltd.	54,004	12,261

PHILIPPINES - 1.0%
Puregold Price Club, Inc.(2)	23,947,670	24,179

RUSSIA - 6.7%
Sberbank of Russia PJSC (DR)(2)	3,342,331	62,422
X5 Retail Group N.V. (DR)(1)(2)	1,050,155	35,349
Yandex N.V., Class A(1)	1,617,842	63,824

		161,595
SOUTH AFRICA - 1.0%
Mr Price Group Ltd.(2)	976,992	23,552

UNITED ARAB EMIRATES - 1.6%
Emaar Properties PJSC(2)	24,802,578	39,270

UNITED KINGDOM - 1.1%
Diageo plc(2)	755,655	25,564

UNITED STATES - 12.0%
Aptiv plc	611,080	51,923
China Biologic Products Holdings, Inc.(1)	295,003	23,895
Copa Holdings S.A., Class A(3)	184,243	23,699
EPAM Systems, Inc.(1)	124,377	14,244
Facebook, Inc., Class A(1)	352,034	56,252
MercadoLibre, Inc.	78,161	27,856
NIKE, Inc., Class B	281,129	18,678
Starbucks Corp.	418,478	24,226
Visa, Inc., Class A	409,078	48,934

		289,707

Total common stocks (Cost $1,817,118)		2,233,843

2	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.3%

MONEY MARKET FUNDS - 7.3%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	44,337,560	$44,338
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	44,337,560	44,337
Federated Treasury Obligations Fund – Institutional Class, 1.60%	44,337,560	44,337
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	44,337,560	44,338

Total short-term investments (cash equivalents) (Cost $177,350)		177,350

Total investments - 99.9% (Cost $1,994,468)		2,411,193

Other assets less liabilities - 0.1%		2,257

Total net assets - 100.0%(4)		$2,413,450

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,087,602, or 45.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$494,827	20.5%
Consumer Staples	221,239	9.2
Financials	481,101	20.0
Health Care	125,742	5.2
Industrials	183,598	7.6
Information Technology	642,679	26.7
Materials	45,387	1.9
Real Estate	39,270	1.6
Short-term investments	177,350	7.3

Total investments	$2,411,193	100.0%

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$189,375	7.9%
British pound	25,564	1.1
Chinese yuan renminbi offshore	207,455	8.6
Euro	103,828	4.3
Hong Kong dollar	322,792	13.4
Indian rupee	180,644	7.5
Indonesian rupiah	20,893	0.9
Malaysian ringgit	8,370	0.3
Mexican peso	41,654	1.7
Philippine peso	24,179	1.0
South African rand	23,552	1.0
U.S. dollar	1,223,617	50.7
UAE dirham	39,270	1.6

Total investments	$2,411,193	100.0%

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
HDFC Bank Ltd.	India	4.8%
AIA Group Ltd.	Hong Kong	4.7
Alibaba Group Holding Ltd.	China	4.5
Shanghai International Airport Co., Ltd.	China	4.1
Unilever N.V.	Netherlands	3.4
Tencent Holdings Ltd.	China	3.3
Cielo S.A.	Brazil	3.2
Baidu, Inc.	China	2.9
Yum China Holdings, Inc.	China	2.8
Galaxy Entertainment Group Ltd.	Hong Kong	2.8

Total		36.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	3

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.9%

ARGENTINA - 3.0%
Grupo Supervielle S.A. (DR)	41,089	$1,247
YPF S.A. (DR)	27,084	585

		1,832
BRAZIL - 6.1%
Anima Holding S.A.	52,400	402
CVC Brasil Operadora e Agencia de Viagens S.A.	24,763	455
Hypera S.A.	39,938	437
Linx S.A.	102,600	629
Petroleo Brasileiro S.A.(1)	129,689	918
Vale S.A.	70,513	901

		3,742
CHILE - 2.1%
Empresa Nacional de Telecomunicaciones S.A.	41,652	483
SACI Falabella	87,220	836

		1,319
CHINA - 21.9%
Ajisen China Holdings Ltd.(2)	615,913	292
Alibaba Group Holding Ltd. (DR)(1)	18,699	3,432
Baidu, Inc. (DR)(1)	4,813	1,074
China High Precision Automation Group Ltd.(1)(2)(3)	9,066,000	–
China Life Insurance Co., Ltd., Class H(2)	289,800	805
China Petroleum & Chemical Corp., Class H(2)	1,027,453	911
China Traditional Chinese Medicine Holdings Co., Ltd.(2)	918,000	681
Ctrip.com International Ltd. (DR)(1)	13,809	644
Digital China Holdings Ltd.(1)(2)	558,460	309
iQIYI, Inc. (DR)(1)	21,074	328
Noah Holdings Ltd. (DR)(1)	24,011	1,134
Sino Biopharmaceutical Ltd.(2)	807,000	1,608
Sinopharm Group Co., Ltd., Class H(2)	151,700	763
Sinotrans Ltd., Class H(2)	796,341	442
Zhuzhou CRRC Times Electric Co., Ltd., Class H(2)	228,715	1,116

		13,539
CZECH REPUBLIC - 1.0%
Moneta Money Bank AS(2)	149,131	619

GREECE - 0.9%
JUMBO S.A.(2)	31,813	570

HONG KONG - 1.2%
AIA Group Ltd.(2)	90,465	772

INDIA - 6.1%
Godrej Consumer Products Ltd.(2)	26,843	455
Havells India Ltd.(2)	54,449	410
ICICI Bank Ltd.(2)	211,281	910
Kajaria Ceramics Ltd.(2)	45,390	405
Reliance Industries Ltd.(2)	85,693	1,164
Westlife Development Ltd.(1)(2)	88,318	451

		3,795
INDONESIA - 3.6%
Astra International Tbk PT(2)	1,106,170	589
Bank Rakyat Indonesia Persero Tbk PT(1)(2)	2,439,700	640
Indofood CBP Sukses Makmur Tbk PT(2)	842,800	508
Telekomunikasi Indonesia Persero Tbk PT(2)	1,862,000	489

		2,226
KENYA - 1.1%
Equity Group Holdings Ltd.(2)	1,268,500	690

KOREA - 14.3%
Hanssem Co., Ltd.	2,395	347
KB Financial Group, Inc.	9,406	536
Kia Motors Corp.	14,599	425
LG Chem Ltd.	1,822	659
Medy-Tox, Inc.	846	581
Naver Corp.	723	537
Samsung Biologics Co., Ltd.(1)	2,341	1,069
Samsung Electronics Co., Ltd.	1,825	4,214
Shinhan Financial Group Co., Ltd.	11,002	472

		8,840
MALAYSIA - 0.8%
AirAsia BHD	484,500	492

MEXICO - 0.9%
Cemex S.A.B. de C.V., UNIT(1)(2)	821,218	545

PERU - 1.7%
Credicorp Ltd.	2,816	639
Grana y Montero S.A.A. (DR)(1)	131,513	400

		1,039
POLAND - 1.6%
PLAY Communications S.A.(1)(2)	52,422	509
Warsaw Stock Exchange(2)	41,564	502

		1,011
RUSSIA - 4.5%
Lukoil PJSC (DR)(2)	12,511	863
MMC Norilsk Nickel PJSC (DR)(2)	35,578	660
Polyus PJSC (DR)(2)	17,799	696

4	Artisan Partners Funds

	Shares Held	Value
RUSSIA (CONTINUED)
Yandex N.V., Class A(1)	13,578	$536

		2,755
SOUTH AFRICA - 5.4%
FirstRand Ltd.(2)	107,029	606
Foschini Group Ltd.(2)	58,714	1,111
Naspers Ltd., Class N(2)	6,597	1,616

		3,333
SWITZERLAND - 0.6%
Dufry AG(1)(2)	2,618	343

TAIWAN - 10.6%
E Ink Holdings, Inc.	292,000	499
Hon Hai Precision Industry Co., Ltd.	296,508	900
MediaTek, Inc.	63,794	745
Sunny Friend Environmental Technology Co., Ltd.	132,000	1,039
Taiwan Semiconductor Manufacturing Co., Ltd.	394,647	3,350

		6,533
THAILAND - 0.6%
Bangkok Bank PCL (DR)	63,400	399

TURKEY - 1.7%
Akbank Turk AS	208,166	504
Turkiye Sinai Kalkinma Bankasi AS	1,439,805	562

		1,066
UNITED ARAB EMIRATES - 0.9%
Emaar Development PJSC(1)(2)	360,118	531

UNITED KINGDOM - 2.0%
Georgia Healthcare Group plc(1)(2)	120,650	523
Global Ports Holding plc(2)	118,253	705

		1,228
UNITED STATES - 0.3%
MercadoLibre, Inc.	475	169

Total common stocks (Cost $45,626)		57,388

PREFERRED STOCKS - 5.0%

BRAZIL - 2.7%
Cia Energetica de Minas Gerais, 6.08%(4)	225,100	584
Itau Unibanco Holding S.A., 0.35%(4)	67,635	1,051

		1,635
RUSSIA - 2.3%
Sberbank of Russia PJSC(1)(2)(4)	378,980	1,417

Total preferred stocks (Cost $1,706)		3,052

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.5%

MONEY MARKET FUNDS - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	391,304	392
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	391,304	391
Federated Treasury Obligations Fund – Institutional Class, 1.60%	391,304	391
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	391,304	391

Total short-term investments (cash equivalents) (Cost $1,565)		1,565

Total investments - 100.4% (Cost $48,897)		62,005

Other assets less liabilities - (0.4)%		(254)

Total net assets - 100.0%(5)		$61,751

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $26,226, or 42.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(4)	Non-voting shares.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

Artisan Partners Funds	5

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$8,409	13.6%
Consumer Staples	963	1.5
Energy	4,441	7.2
Financials	13,505	21.8
Health Care	5,662	9.1
Industrials	5,009	8.1
Information Technology	16,394	26.4
Materials	3,461	5.6
Real Estate	531	0.9
Telecommunication Services	1,481	2.4
Utilities	584	0.9
Short-term investments	1,565	2.5

Total investments	$62,005	100.0%

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$5,377	8.7%
British pound	1,228	2.0
Chilean peso	1,319	2.1
Czech koruna	619	1.0
Euro	570	0.9
Hong Kong dollar	7,699	12.4
Indian rupee	3,795	6.1
Indonesian rupiah	2,226	3.6
Kenyan shilling	690	1.1
Korean won	8,840	14.3
Malaysian ringgit	492	0.8
Mexican peso	545	0.9
Polish zloty	1,011	1.6
South African rand	3,333	5.4
Swiss franc	343	0.6
Taiwan dollar	6,533	10.5
Thai baht	399	0.6
Turkish lira	1,066	1.7
U.S. dollar	15,389	24.8
UAE dirham	531	0.9

Total investments	$62,005	100.0%

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.8%
Alibaba Group Holding Ltd.	China	5.6
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5.4
Naspers Ltd.	South Africa	2.6
Sino Biopharmaceutical Ltd.	China	2.6
Sberbank of Russia PJSC	Russia	2.3
Grupo Supervielle S.A.	Argentina	2.0
Reliance Industries Ltd.	India	1.9
Noah Holdings Ltd.	China	1.8
Zhuzhou CRRC Times Electric Co., Ltd.	China	1.8

Total		32.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

6	Artisan Partners Funds

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.7%

AUSTRALIA - 2.8%
Treasury Wine Estates Ltd.(1)	76,265	$996

BRAZIL - 2.5%
Hypera S.A.	34,900	382
Linx S.A.	79,300	486

		868
CANADA - 0.5%
BlackBerry Ltd.(2)	14,079	162

CHINA - 2.2%
JD.com, Inc. (DR)(2)	12,525	507
Kingdee International Software Group Co., Ltd.(1)(2)	254,000	259

		766
DENMARK - 1.8%
Genmab AS(1)(2)	3,011	648

FRANCE - 5.3%
Dassault Systemes SE(1)	4,089	556
Maisons du Monde S.A.(1)	10,397	380
Orpea(1)	2,536	323
Vivendi S.A.(1)	24,352	630

		1,889
HONG KONG - 2.0%
Techtronic Industries Co., Ltd.(1)	121,000	715

INDIA - 2.1%
HDFC Bank Ltd. (DR)	7,388	730

JAPAN - 3.6%
Nintendo Co., Ltd.	1,500	661
Shiseido Co., Ltd.	9,500	608

		1,269
NETHERLANDS - 5.6%
ASML Holding N.V.(1)	4,786	947
IMCD Group N.V.(1)	13,661	841
Takeaway.com N.V.(1)(2)	3,486	185

		1,973
SOUTH AFRICA - 1.3%
Bid Corp., Ltd.(1)	21,100	460

SPAIN - 1.5%
Amadeus IT Group S.A.(1)	7,324	541
SWITZERLAND - 1.2%
Temenos Group AG(1)(2)	3,479	418

UNITED KINGDOM - 8.6%
B&M European Value Retail S.A.(1)	123,209	677
Fevertree Drinks plc(1)	23,148	856
Halma plc(1)	47,831	792
Intertek Group plc(1)	7,193	471
Standard Chartered plc(1)	25,685	257

		3,053
UNITED STATES - 56.7%
Alexion Pharmaceuticals, Inc.(2)	2,060	230
AO Smith Corp.	10,812	688
Boston Scientific Corp.(2)	36,991	1,011
Box, Inc., Class A(2)	7,546	155
BWX Technologies, Inc.	23,804	1,512
Cintas Corp.	5,992	1,022
Cree, Inc.(2)	9,481	382
Delphi Technologies plc	11,130	530
Diamondback Energy, Inc.(2)	7,037	890
First Republic Bank	8,785	814
FLIR Systems, Inc.	5,420	271
Gardner Denver Holdings, Inc.(2)	5,766	177
Gartner, Inc.(2)	2,985	351
Global Payments, Inc.	15,218	1,697
Guidewire Software, Inc.(2)	15,500	1,253
IHS Markit Ltd.(2)	20,540	991
New York Times Co., Class A	7,770	187
Noble Energy, Inc.	28,889	875
Novanta, Inc.(2)	8,085	422
Ollie’s Bargain Outlet Holdings, Inc.(2)	5,578	336
Progressive Corp.	8,180	498
Tableau Software, Inc., Class A(2)	10,273	830
TD Ameritrade Holding Corp.	11,510	682
Teledyne Technologies, Inc.(2)	8,812	1,649
Veeva Systems, Inc., Class A(2)	9,065	662
Wabtec Corp.	5,578	454
Webster Financial Corp.	18,765	1,040
Zynga, Inc., Class A(2)	122,544	449

		20,058

Total common stocks (Cost $32,998)		34,546

Artisan Partners Funds	7

	Shares Held	Value
PREFERRED STOCK - 1.1%

GERMANY - 1.1%
Sartorius AG, 0.40%(1)(3)	2,694	$376

Total preferred stock (Cost $292)		376

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%

MONEY MARKET FUNDS - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	177,095	177
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	177,095	177
Federated Treasury Obligations Fund – Institutional Class, 1.60%	177,095	177
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	177,095	177

Total short-term investments (cash equivalents) (Cost $708)		708

Total investments - 100.8% (Cost $33,998)		35,630

Other assets less liabilities - (0.8)%		(287)

Total net assets - 100.0%(4)		$35,343

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $11,328, or 32.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$3,962	11.1%
Consumer Staples	2,920	8.2
Energy	1,765	4.9
Financials	4,021	11.3
Health Care	3,632	10.2
Industrials	7,805	21.9
Information Technology	10,817	30.4
Short-term investments	708	2.0

Total investments	$35,630	100.0%

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$996	2.8%
Brazilian real	868	2.4
British pound	3,053	8.6
Danish krone	648	1.8
Euro	4,779	13.4
Hong Kong dollar	974	2.7
Japanese yen	1,269	3.6
South African rand	460	1.3
Swiss franc	418	1.2
U.S. dollar	22,165	62.2

Total investments	$35,630	100.0%

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	4.8%
Teledyne Technologies, Inc.	United States	4.7
BWX Technologies, Inc.	United States	4.3
Guidewire Software, Inc.	United States	3.5
Webster Financial Corp.	United States	2.9
Cintas Corp.	United States	2.9
Boston Scientific Corp.	United States	2.9
Treasury Wine Estates Ltd.	Australia	2.8
IHS Markit Ltd.	United States	2.8
ASML Holding N.V.	Netherlands	2.7

Total		34.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

8	Artisan Partners Funds

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 95.1%

BRAZIL - 1.7%
B3 S.A. - Brasil Bolsa Balcao	97,515	$788
Petroleo Brasileiro S.A. (DR)(1)	324,321	4,586

		5,374
CANADA - 3.2%
CAE, Inc.	147,656	2,748
Canadian Pacific Railway Ltd.	18,727	3,305
First Quantum Minerals Ltd.	271,300	3,810

		9,863
CHILE - 2.6%
Enel Americas S.A. (DR)	700,661	8,142

CHINA - 1.7%
China Literature Ltd.(1)(2)	1,984	19
Kweichow Moutai Co., Ltd., Class A(2)	5,699	630
Ping An Insurance Group Co. of China Ltd., Class H(2)	435,500	4,481

		5,130
DENMARK - 0.5%
Genmab AS(1)(2)	7,203	1,551

FRANCE - 4.5%
Airbus SE(2)	66,183	7,658
BNP Paribas S.A.(2)	40,471	3,001
Safran S.A.(2)	11,838	1,254
Vinci S.A.(2)	14,194	1,397
Worldline S.A.(1)(2)	15,114	769

		14,079
GERMANY - 12.0%
Deutsche Boerse AG(2)	107,315	14,619
LANXESS AG(2)	1,368	105
Linde AG, Tender Shares(1)(2)	44,637	9,397
Linde AG(2)	3,157	634
Wirecard AG(2)	105,748	12,500

		37,255
HONG KONG - 3.1%
AIA Group Ltd.(2)	281,195	2,401
Sands China Ltd.(2)	92,800	504
Techtronic Industries Co., Ltd.(2)	1,146,000	6,769

		9,674
INDIA - 2.8%
Housing Development Finance Corp., Ltd.(2)	193,653	5,433
ICICI Securities Ltd.(1)(2)(3)(4)	398,552	3,177

		8,610
IRELAND - 0.6%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)(5)(6)	86,600	1,708

ITALY - 1.5%
Intesa Sanpaolo S.p.A.(2)	1,236,942	4,511

JAPAN - 4.4%
Calbee, Inc.	79,300	2,623
Japan Exchange Group, Inc.	64,800	1,200
Kose Corp.	39,826	8,335
Obic Co., Ltd.	19,800	1,647

		13,805
NETHERLANDS - 7.9%
ASM International N.V.(2)	80,804	5,907
ING Groep N.V.(2)	528,005	8,918
InterXion Holding N.V.(1)	143,768	8,929
Randstad Holding N.V.(2)	13,095	863

		24,617
RUSSIA - 1.0%
Yandex N.V., Class A(1)	76,130	3,003

SWITZERLAND - 2.5%
Idorsia Ltd.(1)(2)	4,584	110
Lonza Group AG(1)(2)	18,443	4,351
Nestle S.A.(2)	43,073	3,410

		7,871
UNITED KINGDOM - 5.3%
Ferguson plc(2)	40,477	3,045
Glencore plc(1)(2)	591,397	2,943
HSBC Holdings plc(2)	162,529	1,519
London Stock Exchange Group plc(2)	40,149	2,327
Prudential plc(2)	162,901	4,072
Rentokil Initial plc(2)	281,801	1,075
Standard Chartered plc(2)	151,119	1,513

		16,494
UNITED STATES - 39.8%
Albemarle Corp.	22,148	2,054
Alphabet, Inc., Class A(1)	2,956	3,066
Alphabet, Inc., Class C(1)(5)	3,966	4,092
Amazon.com, Inc.(1)	2,793	4,042
Applied Materials, Inc.	52,860	2,940

Artisan Partners Funds	9

	Shares Held	Value
UNITED STATES (CONTINUED)
Celgene Corp.(1)	65,023	$5,801
Citigroup, Inc.	47,185	3,185
Citizens Financial Group, Inc.	108,841	4,569
CME Group, Inc.	15,962	2,582
DaVita, Inc.(1)	65,222	4,301
DowDuPont, Inc.	72,270	4,604
Equifax, Inc.	34,670	4,084
Express Scripts Holding Co.(1)	22,307	1,541
Facebook, Inc., Class A(1)	39,960	6,385
Fidelity National Information Services, Inc.	57,091	5,498
Fiserv, Inc.(1)	21,804	1,555
Harris Corp.	56,237	9,070
IHS Markit Ltd.(1)	68,468	3,303
Intercontinental Exchange, Inc.	122,991	8,919
Lamb Weston Holdings, Inc.	90,701	5,281
MasterCard, Inc., Class A	44,663	7,823
Nevro Corp.(1)	40,820	3,538
PayPal Holdings, Inc.(1)	28,398	2,155
PTC, Inc.(1)	64,831	5,057
Raytheon Co.	44,330	9,567
Wells Fargo & Co.	102,774	5,386
World Wrestling Entertainment, Inc., Class A	86,863	3,128

		123,526

Total common stocks and equity-linked security (Cost $239,918)		295,213

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.9%

MONEY MARKET FUNDS - 4.9%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	3,837,809	3,838
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	3,837,809	3,837
Federated Treasury Obligations Fund – Institutional Class, 1.60%	3,837,809	3,838
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	3,837,809	3,838

Total short-term investments (cash equivalents) (Cost $15,351)		15,351

Total investments - 100.0% (Cost $255,269)		310,564

Other assets less liabilities - 0.0%†		2

Total net assets - 100.0%(7)		$310,566

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $122,571, or 39.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
ICICI Securities Ltd.	3/21/2018	$3,178	$3,177	1.0%
Ryanair Holdings plc	4/5/2017- 3/29/2018	1,502	1,708	0.6%

(4)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $3,177, or 1.0% of total net assets.
(5)	Non-voting shares.
(6)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$14,462	4.7%
Consumer Staples	20,279	6.5
Energy	4,586	1.5
Financials	82,601	26.6
Health Care	21,193	6.8
Industrials	49,077	15.8
Information Technology	71,326	23.0
Materials	23,547	7.6
Utilities	8,142	2.6
Short-term investments	15,351	4.9

Total investments	$310,564	100.0%

10	Artisan Partners Funds

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$788	0.3%
British pound	16,494	5.3
Canadian dollar	6,558	2.1
Chinese yuan renminbi offshore	630	0.2
Danish krone	1,551	0.5
Euro	71,533	23.0
Hong Kong dollar	14,174	4.6
Indian rupee	8,610	2.8
Japanese yen	13,805	4.4
Swiss franc	7,871	2.5
U.S. dollar	168,550	54.3

Total investments	$310,564	100.0%

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Deutsche Boerse AG	Germany	4.7%
Wirecard AG	Germany	4.0
Linde AG	Germany	3.2
Raytheon Co.	United States	3.1
Harris Corp.	United States	2.9
InterXion Holding N.V.	Netherlands	2.9
Intercontinental Exchange, Inc.	United States	2.9
ING Groep N.V.	Netherlands	2.8
Kose Corp.	Japan	2.7
Enel Americas S.A.	Chile	2.6

Total		31.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	11

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.0%

AUSTRALIA - 4.7%
James Hardie Industries plc (DR)(1)	3,244,335	$57,317
Treasury Wine Estates Ltd.(1)	6,757,530	88,251

		145,568
BRAZIL - 0.9%
Cielo S.A.	4,280,000	26,822

CHINA - 3.6%
JD.com, Inc. (DR)(2)	1,075,192	43,534
Tencent Holdings Ltd.(1)	1,291,817	68,765

		112,299
DENMARK - 3.5%
Genmab AS(1)(2)	501,804	108,031

FRANCE - 2.1%
Eurofins Scientific SE(1)	7,369	3,895
Vivendi S.A.(1)	2,353,785	60,922

		64,817
GERMANY - 3.4%
Adidas AG(1)	204,022	49,410
Axel Springer SE(1)	302,787	25,349
Brenntag AG(1)	522,971	31,123

		105,882
HONG KONG - 4.9%
Samsonite International S.A.(1)	6,807,100	31,126
Sands China Ltd.(1)	10,247,289	55,643
Techtronic Industries Co., Ltd.(1)	10,895,700	64,361

		151,130
INDIA - 2.1%
HDFC Bank Ltd. (DR)	645,863	63,792

JAPAN - 8.7%
Daifuku Co., Ltd.	798,200	47,785
Keyence Corp.	78,500	48,721
Nintendo Co., Ltd.	177,626	78,225
Shiseido Co., Ltd.	1,470,918	94,181

		268,912
NETHERLANDS - 4.9%
ASML Holding N.V. (DR)	426,569	84,700
ING Groep N.V.(1)	4,047,730	68,365

		153,065
SOUTH AFRICA - 1.7%
Bid Corp., Ltd.(1)	2,456,884	53,524
SPAIN - 1.9%
Amadeus IT Group S.A.(1)	812,252	60,048

SWITZERLAND - 3.1%
Lonza Group AG(1)(2)	149,509	35,268
Temenos Group AG(1)(2)	493,554	59,223

		94,491
UNITED KINGDOM - 5.3%
AstraZeneca plc(1)	457,500	31,468
Fevertree Drinks plc(1)	1,729,435	63,942
Intertek Group plc(1)	816,431	53,439
London Stock Exchange Group plc(1)	262,153	15,190

		164,039
UNITED STATES - 44.2%
Alphabet, Inc., Class A(2)	71,456	74,110
Anthem, Inc.	242,593	53,298
Aptiv plc	827,405	70,305
Bank of America Corp.	3,452,451	103,539
Booking Holdings, Inc.(2)	20,603	42,862
Boston Scientific Corp.(2)	2,702,078	73,821
Broadcom Ltd.	224,961	53,012
Facebook, Inc., Class A(2)	278,783	44,547
IHS Markit Ltd.(2)	3,996,611	192,796
LKQ Corp.(2)	2,138,800	81,167
Noble Energy, Inc.	2,424,173	73,452
Pioneer Natural Resources Co.	426,302	73,230
Progressive Corp.	513,074	31,262
S&P Global, Inc.	406,025	77,575
salesforce.com, Inc.(2)	401,389	46,682
State Street Corp.	1,012,036	100,930
Visa, Inc., Class A	1,473,582	176,270

		1,368,858

Total common stocks (Cost $2,153,708)		2,941,278

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%

MONEY MARKET FUNDS - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	41,927,415	41,927
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	41,927,415	41,927
Federated Treasury Obligations Fund – Institutional Class, 1.60%	41,927,415	41,928

12	Artisan Partners Funds

	Shares Held	Value
MONEY MARKET FUNDS (CONTINUED)
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	41,927,415	$41,928

Total short-term investments (cash equivalents) (Cost $167,710)		167,710

Total investments - 100.4% (Cost $2,321,418)		3,108,988

Other assets less liabilities - (0.4)%		(13,234)

Total net assets - 100.0%(3)		$3,095,754

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,084,660, or 35.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$524,679	16.9%
Consumer Staples	299,898	9.7
Energy	146,682	4.7
Financials	460,653	14.8
Health Care	305,781	9.8
Industrials	325,143	10.5
Information Technology	821,125	26.4
Materials	57,317	1.8
Short-term investments	167,710	5.4

Total investments	$3,108,988	100.0%

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$145,568	4.7%
Brazilian real	26,822	0.9
British pound	164,039	5.3
Danish krone	108,031	3.5
Euro	299,112	9.6
Hong Kong dollar	219,895	7.1
Japanese yen	268,912	8.6
South African rand	53,524	1.7
Swiss franc	94,491	3.0
U.S. dollar	1,728,594	55.6

Total investments	$3,108,988	100.0%

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	6.2%
Visa, Inc.	United States	5.7
Genmab AS	Denmark	3.5
Bank of America Corp.	United States	3.3
State Street Corp.	United States	3.3
Shiseido Co., Ltd.	Japan	3.0
Treasury Wine Estates Ltd.	Australia	2.8
ASML Holding N.V.	Netherlands	2.7
LKQ Corp.	United States	2.6
Nintendo Co., Ltd.	Japan	2.5

Total		35.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	13

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.4%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A.(1)	606,774	$69,383

BRAZIL - 3.0%
Telefonica Brasil S.A. (DR)	7,041,595	108,159

CANADA - 1.9%
Imperial Oil Ltd.	2,600,634	68,874

CHINA - 3.0%
Baidu, Inc. (DR)(2)	497,210	110,972

DENMARK - 3.4%
Carlsberg AS, Class B(1)	489,066	58,443
ISS AS(1)	1,811,640	67,227

		125,670
INDIA - 0.8%
Bharti Infratel Ltd.(1)	5,366,994	27,718

JAPAN - 1.9%
Sugi Holdings Co., Ltd.	77,700	4,301
Yahoo Japan Corp.	14,381,000	66,766

		71,067
KOREA - 6.4%
Hyundai Motor Co.	183,452	24,698
Kia Motors Corp.	293,127	8,525
KT&G Corp.	344,652	32,335
Samsung Electronics Co., Ltd.	74,044	170,956

		236,514
NETHERLANDS - 3.8%
Akzo Nobel N.V.(1)	96,523	9,125
ING Groep N.V.(1)	5,566,792	94,022
Koninklijke Philips N.V.(1)	969,465	37,256

		140,403
NORWAY - 0.8%
Orkla ASA(1)	2,646,979	28,455

SPAIN - 0.9%
Bankia S.A.(1)(2)	7,608,234	34,096

SWEDEN - 1.0%
Telefonaktiebolaget LM Ericsson, Class B(1)	4,493,289	28,514
Telefonaktiebolaget LM Ericsson (DR)	1,197,717	7,665

		36,179
SWITZERLAND - 7.9%
ABB Ltd.(1)	4,587,070	109,238
Cie Financiere Richemont S.A.(1)	624,554	56,104
LafargeHolcim Ltd.(1)(2)	462,745	25,345
UBS Group AG(1)(2)	5,559,370	97,890

		288,577
UNITED KINGDOM - 11.8%
Barclays plc(1)	6,454,553	18,850
Diageo plc(1)	1,150,259	38,913
GlaxoSmithKline plc(1)	3,156,065	61,316
IMI plc(1)	1,245,783	18,909
John Wood Group plc(1)	3,041,867	23,075
Lloyds Banking Group plc(1)	110,086,576	100,036
Rolls-Royce Holdings plc(1)(2)	272,042	3,332
Royal Bank of Scotland Group plc(1)(2)	20,642,596	75,122
Tesco plc(1)	32,056,108	92,627

		432,180
UNITED STATES - 39.9%
Advance Auto Parts, Inc.	672,845	79,766
Alphabet, Inc., Class A(2)	41,055	42,580
Alphabet, Inc., Class C(2)(3)	26,811	27,663
American Express Co.	905,495	84,465
Aon plc	447,119	62,744
Arch Capital Group Ltd.(2)	1,291,989	110,581
Bank of New York Mellon Corp.	2,487,812	128,197
Citigroup, Inc.	1,791,944	120,956
Citizens Financial Group, Inc.	361,563	15,178
FedEx Corp.	232,464	55,817
Fluor Corp.	487,123	27,873
Johnson & Johnson	439,129	56,274
Marsh & McLennan Cos., Inc.	1,435,948	118,595
Medtronic plc	1,228,490	98,549
Microsoft Corp.	521,316	47,581
Oracle Corp.	2,487,828	113,818
Progressive Corp.	1,039,021	63,308
QUALCOMM, Inc.	2,011,385	111,451
TE Connectivity Ltd.	448,535	44,809
TechnipFMC plc	47,407	1,396
United Technologies Corp.	436,091	54,869

		1,466,470

Total common stocks (Cost $2,654,986)		3,244,717

14	Artisan Partners Funds

	Shares Held	Value
PREFERRED STOCK - 0.1%

KOREA - 0.1%
Hyundai Motor Co., 4.18%(3)	52,116	$4,552

Total preferred stock (Cost $4,853)		4,552

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.4%

MONEY MARKET FUNDS - 11.4%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	104,696,631	104,697
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	104,693,631	104,693
Federated Treasury Obligations Fund – Institutional Class, 1.60%	104,696,631	104,696
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	104,696,631	104,697

Total short-term investments (cash equivalents) (Cost $418,783)		418,783

Total investments - 99.9% (Cost $3,078,622)		3,668,052

Other assets less liabilities - 0.1%		5,353

Total net assets - 100.0%(4)		$3,673,405

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,174,996, or 32.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$173,645	4.7%
Consumer Staples	255,074	7.0
Energy	93,345	2.6
Financials	1,193,423	32.5
Health Care	253,395	6.9
Industrials	337,265	9.2
Information Technology	772,775	21.1
Materials	34,470	0.9
Telecommunication Services	135,877	3.7
Short-term investments	418,783	11.4

Total investments	$3,668,052	100.0%

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$432,180	11.8%
Canadian dollar	68,874	1.9
Danish krone	125,670	3.4
Euro	243,882	6.6
Indian rupee	27,718	0.7
Japanese yen	71,067	1.9
Korean won	241,066	6.6
Norwegian krone	28,455	0.8
Swedish krona	28,514	0.8
Swiss franc	288,577	7.9
U.S. dollar	2,112,049	57.6

Total investments	$3,668,052	100.0%

FOREIGN CURRENCY FORWARD CONTRACT - March 31, 2018 (Unaudited)
Values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	5/11/2018	CNH	598,258	USD	88,785	$(6,439)

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

Artisan Partners Funds	15

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	4.6%
Bank of New York Mellon Corp.	United States	3.5
Citigroup, Inc.	United States	3.3
Marsh & McLennan Cos., Inc.	United States	3.2
Oracle Corp.	United States	3.1
QUALCOMM, Inc.	United States	3.0
Baidu, Inc.	China	3.0
Arch Capital Group Ltd.	United States	3.0
ABB Ltd.	Switzerland	3.0
Telefonica Brasil S.A.	Brazil	3.0

Total		32.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

16	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 75.9%

AGRICULTURE - 0.5%
Pinnacle Operating Corp., 9.00%, 5/15/2023(1)(2)(3)	$13,301	$12,503

AUTO MANUFACTURERS - 0.6%
Wabash National Corp., 5.50%, 10/1/2025(4)	15,000	14,625

BUILDING MATERIALS - 0.5%
Jeld-Wen, Inc., 4.63%, 12/15/2025(4)	10,732	10,303
4.88%, 12/15/2027(4)	3,500	3,307

		13,610
COMMERCIAL SERVICES - 2.5%
Laureate Education, Inc., 8.25%, 5/1/2025(4)	45,980	49,314
Weight Watchers International, Inc., 8.63%, 12/1/2025(4)	16,494	17,566

		66,880
DISTRIBUTION/WHOLESALE - 0.7%
HD Supply, Inc., 5.75%, 4/15/2024(4)	16,495	17,377

DIVERSIFIED FINANCIAL SERVICES - 4.9%
Alliance Data Systems Corp., 5.38%, 8/1/2022(4)	4,227	4,227
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022(4)	30,575	30,346
NFP Corp., 6.88%, 7/15/2025(4)	51,050	50,667
Quicken Loans, Inc., 5.25%, 1/15/2028(4)	15,000	14,025
Werner FinCo L.P. / Werner FinCo, Inc., 8.75%, 7/15/2025(4)	27,750	28,374

		127,639
ENGINEERING & CONSTRUCTION - 2.7%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026(4)	8,000	8,010
10.13%, 4/1/2022(4)	13,000	13,942
Pisces Midco, Inc., 8.00%, 4/15/2026(4)(5)	9,600	9,600
Tutor Perini Corp., 6.88%, 5/1/2025(4)	38,520	39,676

		71,228
FOOD - 0.5%
Lamb Weston Holdings, Inc., 4.63%, 11/1/2024(4)	13,620	13,501

GAS - 0.2%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.63%, 5/20/2024	5,000	4,969

HEALTHCARE-SERVICES - 1.7%
Charles River Laboratories International, Inc., 5.50%, 4/1/2026(4)	3,000	3,049
Eagle Holding Co., II LLC, 7.63% Cash, 8.38% PIK, 5/15/2022(4)	24,486	24,669
HCA, Inc., 5.38%, 2/1/2025	18,000	18,045

		45,763
INSURANCE - 10.4%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/2025(4)	50,750	48,720
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 8.25%, 8/1/2023(4)	39,271	40,449
Ardonagh Midco 3 plc, 8.63%, 7/15/2023(4)(6)	48,800	50,386
AssuredPartners, Inc., 7.00%, 8/15/2025(4)	7,277	7,186
HUB International Ltd., 7.88%, 10/1/2021(4)	83,343	86,260
York Risk Services Holding Corp., 8.50%, 10/1/2022(4)	42,597	39,828

		272,829
MACHINERY-DIVERSIFIED - 1.2%
SPX FLOW, Inc., 5.63%, 8/15/2024(4)	14,025	14,270
5.88%, 8/15/2026(4)	15,600	16,029

		30,299
MEDIA - 13.9%
Altice Luxembourg S.A., 7.63%, 2/15/2025(4)(6)	35,000	29,925
Cablevision Systems Corp., 5.88%, 9/15/2022	69,077	68,538
8.00%, 4/15/2020	4,767	5,026

Artisan Partners Funds	17

	Principal Amount	Value
MEDIA (CONTINUED)
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/2028(4)	$57,000	$53,438
5.13%, 5/1/2027(4)	46,000	43,672
5.50%, 5/1/2026(4)	58,580	57,335
5.88%, 5/1/2027(4)	4,000	4,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 4/1/2028(4)(5)	15,000	15,338
CSC Holdings LLC, 6.75%, 11/15/2021	23,000	23,949
Virgin Media Secured Finance plc, 5.50%, 8/15/2026(4)(6)	21,675	21,065
Ziggo Bond Finance BV, 6.00%, 1/15/2027(4)(6)	30,966	28,876
Ziggo Secured Finance BV, 5.50%, 1/15/2027(4)(6)	15,000	14,096

		365,258
MISCELLANEOUS MANUFACTURING - 0.4%
FXI Holdings, Inc., 7.88%, 11/1/2024(4)	11,600	11,361

OIL & GAS - 12.0%
Callon Petroleum Co., 6.13%, 10/1/2024	16,050	16,416
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	24,000	24,000
7.50%, 9/15/2020	7,584	7,698
8.25%, 7/15/2025	17,810	18,700
CrownRock L.P. / CrownRock Finance, Inc., 5.63%, 10/15/2025(4)	19,000	18,810
Endeavor Energy Resources L.P. / EER Finance, Inc., 5.50%, 1/30/2026(4)	26,000	25,870
5.75%, 1/30/2028(4)	30,700	30,585
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/2025(4)	102,460	68,392
Laredo Petroleum, Inc., 6.25%, 3/15/2023	5,000	5,012
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(4)	6,000	6,051
Seven Generations Energy Ltd., 5.38%, 9/30/2025(4)(6)	35,000	33,425
6.75%, 5/1/2023(4)(6)	42,170	43,646
6.88%, 6/30/2023(4)(6)	15,440	16,019

		314,624
PACKAGING & CONTAINERS - 2.0%
ARD Securities Finance SARL, 8.75% Cash or PIK, 1/31/2023(4)(6)	12,800	13,408
Ball Corp., 4.88%, 3/15/2026	5,000	5,013
PACKAGING & CONTAINERS (CONTINUED)
Crown Americas LLC / Crown Americas Capital Corp., 4.75%, 2/1/2026(4)	5,000	4,838
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	5,126	5,715
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A., 5.13%, 7/15/2023(4)	7,000	7,068
W/S Packaging Holdings, Inc., 9.00%, 4/15/2023(4)(5)	17,600	17,864

		53,906
PHARMACEUTICALS - 0.7%
Horizon Pharma, Inc., 6.63%, 5/1/2023	6,000	5,970
Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/2024(4)	8,955	9,537
NVA Holdings, Inc., 6.88%, 4/1/2026(4)	4,000	4,030

		19,537
PIPELINES - 1.7%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/2024	28,850	29,066
Energy Transfer Equity L.P., 4.25%, 3/15/2023	15,000	14,588

		43,654
REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
Vereit Operating Partnership L.P., 3.95%, 8/15/2027	10,000	9,385
4.60%, 2/6/2024	29,216	29,582
4.88%, 6/1/2026	79,565	80,295

		119,262
RETAIL - 7.4%
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.50%, 5/1/2021	24,645	23,598
6.75%, 6/15/2023	4,691	4,269
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.63%, 6/15/2020	11,825	10,849
8.63%, 6/15/2020	18,030	16,542
IRB Holding Corp., 6.75%, 2/15/2026(4)	24,135	23,655
J Crew Brand LLC / J Crew Brand Corp., 13.00%, 9/15/2021(4)	35,835	42,285
Neiman Marcus Group LLC, 7.13%, 6/1/2028	1,500	1,200
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021(4)	29,250	18,501
Penske Automotive Group, Inc., 5.38%, 12/1/2024	5,452	5,479

18	Artisan Partners Funds

	Principal Amount	Value
RETAIL (CONTINUED)
Sonic Automotive, Inc., 5.00%, 5/15/2023	$49,502	$47,027

		193,405
SOFTWARE - 4.2%
First Data Corp., 5.75%, 1/15/2024(4)	13,624	13,709
7.00%, 12/1/2023(4)	60,000	63,075
Quintiles IMS, Inc., 5.00%, 10/15/2026(4)	2,000	1,989
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/2024(4)	27,489	30,582

		109,355
TELECOMMUNICATIONS - 2.7%
T-Mobile USA, Inc., 4.50%, 2/1/2026	16,900	16,224
4.75%, 2/1/2028	12,000	11,535
6.00%, 4/15/2024	5,750	5,989
6.50%, 1/15/2026	35,000	37,188

		70,936

Total corporate bonds (Cost $2,012,409)		1,992,521

BANK LOANS - 18.9%(7)

ADVERTISING - 0.9%
Red Ventures LLC First Lien Term Loan B, 1 Month LIBOR + 4.00%, 5.88%, 11/8/2024	6,965	7,019
Red Ventures LLC Second Lien Term Loan, 1 Month LIBOR + 8.00%, 9.88%, 11/8/2025	17,436	17,687

		24,706
AEROSPACE/DEFENSE - 1.2%
Jazz Acquisition, Inc. First Lien Term Loan, 3 Month LIBOR + 3.50%, 5.80%, 6/19/2021	25,256	24,562
Jazz Acquisition, Inc. Second Lien Term Loan, 3 Month LIBOR + 6.75%, 9.05%, 6/19/2022	7,000	6,580

		31,142
AGRICULTURE - 0.3%
Pinnacle Operating Corp. First Lien Term Loan B, 1 Month LIBOR + 7.25%, 9.13%, 11/15/2021(3)	9,165	8,604

APPAREL - 0.4%
Fullbeauty Brands Holdings Corp. First Lien Term Loan B, 1 Month LIBOR + 4.75%, 6.63%, 10/14/2022	18,822	10,634
APPAREL (CONTINUED)
Fullbeauty Brands Holdings Corp. Second Lien Term Loan, 1 Month LIBOR + 9.00%, 10.88%, 10/13/2023	1,000	262

		10,896
COMMERCIAL SERVICES - 0.9%
Boing US Holdco, Inc. First Lien Term Loan, 3 Month LIBOR + 3.50%, 5.29%, 10/3/2024	6,983	6,996
Weight Watchers International, Inc. First Lien Term Loan B, 1 Month LIBOR + 4.75%, 6.43%, 11/29/2024	3,077	3,110
Weight Watchers International, Inc. First Lien Term Loan B, 3 Month LIBOR + 4.75%, 6.45%, 11/29/2024	14,205	14,360

		24,466
DIVERSIFIED FINANCIAL SERVICES - 0.7%
NFP Corp. First Lien Term Loan B, 1 Month LIBOR + 3.00%, 4.88%, 1/8/2024	1,028	1,030
Werner FinCo L.P. First Lien Term Loan B, 1 Month LIBOR + 4.00%, 5.88%, 7/24/2024(3)	16,926	17,011
3 Month LIBOR + 4.00%, 7.75%, 7/24/2024(3)	43	43

		18,084
ENGINEERING & CONSTRUCTION - 0.9%
ATS Consolidated, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.75%, 5.40%, 2/28/2025	7,500	7,561
Pisces Midco, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.75%, 5.20%, 3/29/2025(8)	15,000	15,000

		22,561
ENVIRONMENTAL CONTROL - 0.2%
Core & Main LP First Lien Term Loan B, 3 Month LIBOR + 3.00%, 5.01%, 8/1/2024	2,326	2,337
6 Month LIBOR + 3.00%, 5.21%, 8/1/2024	2,662	2,675

		5,012
FOOD - 0.1%
Sigma US Corp. First Lien Term Loan B, 3 Month LIBOR + 3.00%, 9.70%, 3/7/2025(8)	2,000	1,997

HEALTHCARE-SERVICES - 1.1%
Community Health Systems, Inc. First Lien Term Loan H, 3 Month LIBOR + 3.00%, 5.20%, 1/27/2021(8)	29,958	28,755

Artisan Partners Funds	19

	Principal Amount	Value
INSURANCE - 3.4%
AssuredPartners, Inc. First Lien Term Loan B, 1 Month	$5,000	$5,007
LIBOR + 3.25%, 4.95%, 10/22/2024(8)
LIBOR + 3.50%, 5.38%, 10/22/2024	14,901	14,924
USI, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.00%, 5.30%, 5/16/2024	38,295	38,359
York Risk Services Holding Corp. First Lien Term Loan B, 1 Month LIBOR + 3.75%, 5.63%, 10/1/2021	31,875	31,158

		89,448
INTERNET - 0.8%
Ancestry.com Operations, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.13%, 10/19/2023	22,106	22,200

INVESTMENT COMPANIES - 1.0%
TKC Holdings, Inc. Second Lien Term Loan, 3 Month LIBOR + 8.00%, 9.78%, 2/1/2024	25,000	25,187

MACHINERY-DIVERSIFIED - 0.7%
Engineered Machinery Holdings, Inc. First Lien Term Loan, 3 Month LIBOR + 3.25%, 5.55%, 7/19/2024	4,988	4,983
Zodiac Pool Solutions LLC First Lien Term Loan, 3 Month LIBOR + 4.00%, 6.30%, 12/20/2023	8,858	8,864
Zodiac Pool Solutions LLC Second Lien Term Loan, 3 Month LIBOR + 9.00%, 11.30%, 12/20/2024	4,000	4,040

		17,887
OIL & GAS - 0.2%
Medallion Midland Acquisition LLC First Lien Term Loan, 1 Month LIBOR + 3.25%, 5.13%, 10/30/2024	3,990	3,980

PACKAGING & CONTAINERS - 0.1%
Crown Americas LLC First Lien Term Loan B, 1 Month LIBOR + 2.00%, 5.25%, 4/3/2025(8)	3,000	3,026

PHARMACEUTICALS - 0.5%
PharMerica Corp. First Lien Term Loan B, 1 Month LIBOR + 3.50%, 5.21%, 12/6/2024	6,000	6,017
PHARMACEUTICALS (CONTINUED)
Romulus Merger Sub LLC First Lien Term Loan, 1 Month LIBOR + 2.75%, 4.53%, 2/14/2025	7,727	7,636

		13,653
RETAIL - 2.5%
IRB Holding Corp. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 4.94%, 2/5/2025	7,500	7,577
J. Crew Group, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.22%, 5.07%, 3/5/2021	11,017	7,936
LIBOR + 3.22%, 5.10%, 3/5/2021	8,160	5,878
J. Crew Group, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.22%, 5.52%, 3/5/2021	29,030	20,912
Neiman Marcus Group Ltd. LLC First Lien Term Loan, 1 Month LIBOR + 3.25%, 4.94%, 10/25/2020	18,822	16,221
NPC International, Inc. Second Lien Term Loan, 1 Month LIBOR + 7.50%, 9.38%, 4/18/2025	7,000	7,140

		65,664
SOFTWARE - 2.4%
Applied Systems, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.25%, 5.55%, 9/19/2024	7,450	7,502
Applied Systems, Inc. Second Lien Term Loan, 3 Month LIBOR + 7.00%, 9.30%, 9/19/2025	2,500	2,580
Renaissance Learning, Inc. Second Lien Term Loan, 3 Month LIBOR + 7.00%, 9.30%, 4/11/2022	44,035	44,108
SS&C Technologies Holdings Europe SARL First Lien Term Loan B4, 1 Month LIBOR + 2.50%, 8.70%, 3/9/2025(6)(8)	2,629	2,641
SS&C Technologies, Inc. First Lien Term Loan B3, 1 Month LIBOR + 2.50%, 4.70%, 3/9/2025(8)	7,371	7,404

		64,235
TELECOMMUNICATIONS - 0.6%
Intelsat Jackson Holdings S.A. First Lien Term Loan B3, 3 Month LIBOR + 3.75%, 5.71%, 11/27/2023(6)	14,369	14,369

Total bank loans (Cost $495,842)		495,872

20	Artisan Partners Funds

	Principal Amount	Value
CONVERTIBLE DEBENTURE - 1.7%

PHARMACEUTICALS - 1.7%
Impax Laboratories, Inc., 2.00%, 6/15/2022	$44,050	$43,624

Total convertible debenture (Cost $41,745)		43,624

	Shares Held
PREFERRED STOCKS - 0.3%

AGRICULTURE - 0.2%
Pinnacle Agriculture Holdings LLC(2)(3)(9)(10)(11)	9,263	6,948

RETAIL - 0.1%
Chinos Holdings, Inc., 7.00% Cash, 8.50% PIK (4)(10)(12)	4,495	2,247

Total preferred stocks (Cost $8,231)		9,195

COMMON STOCK - 0.0%†

RETAIL - 0.0%†
Chinos Holdings, Inc., Class A (3)(11)	406	406

Total common stock (Cost $–)		406

	Principal Amount
CORPORATE BOND ESCROWS - 0.0%†

CHEMICALS - 0.0%†
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020(3)(9)(10)(11)	$2,000	–

OIL & GAS - 0.0%†
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, escrow, 10.00%, 6/1/2020 (3)(9)(10)(11)	13,300	-–

Total corporate bond escrows (Cost $ - )		–
	Shares Held	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.0%

MONEY MARKET FUNDS - 6.0%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	39,617,780	39,617
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	39,617,780	39,618
Federated Treasury Obligations Fund – Institutional Class, 1.60%	39,617,780	39,618
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	39,617,780	39,618

Total short-term investments (cash equivalents) (Cost $158,471)		158,471

Total investments - 102.8% (Cost $2,716,698)		2,700,089

Other assets less liabilities - (2.8)%		(73,532)

Total net assets - 100.0%(13)		$2,626,557

†	Amount rounds to less than 0.1%.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Security”). May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security was deemed restricted as of March 31, 2018.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp. 9.00%, 5/15/2023	3/28/14- 3/24/17	$15,743	$12,503	0.5%
Pinnacle Agriculture Holdings LLC	3/10/17	6,546	6,948	0.2%

(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $45,515, or 1.7% of total net assets.
(4)	Rule 144A Security has been deemed liquid under procedures established by the board of directors of Artisan Partners Funds.
(5)	When-Issued security.
(6)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Artisan Partners Funds	21

Security	Country	Trading Currency
Altice Luxembourg S.A., 7.63%, 2/15/2025	Luxembourg	U.S. dollar
ARD Securities Finance SARL, 8.75%, 1/31/2023	Luxembourg	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Intelsat Jackson Holdings S.A. First Lien Term Loan B3, 3 Month LIBOR + 3.75%, 5.71%, 11/27/2023	Luxembourg	U.S. dollar
Seven Generations Energy Ltd.
5.38%, 9/30/2025	Canada	U.S. dollar
6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
SS&C Technologies Holdings Europe SARL First Lien Term Loan B4, 1 Month LIBOR + 2.50%, 8.70%, 3/9/2025	Luxembourg	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
Ziggo Bond Finance BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo Secured Finance BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(7)	Floating rate instruments, unless otherwise noted, the rate disclosed was as of March 31, 2018.
(8)	Estimated interest rate is shown. Effective interest rate is determined on the settlement date.
(9)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,948, or 0.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(10)	Non-voting shares.
(11)	Non-income producing security.
(12)	Perpetual – Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time, after which it reverts to a floating rate. Interest rate in effect is as of March 31, 2018.
(13)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(LIBOR) London Interbank Offered Rate

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $117,773 or 4.5% of the total net assets as of March 31, 2018, which could be drawn at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
Heartland Dental LLC Bridge Term Loan	$43,500	–
Pisces Midco, Inc. Bridge Term Loan	72,000	–
Romulus Merger Sub LLC Delayed Draw Term Loan	2,273	–

	$117,773	–

CREDIT DIVERSIFICATION - March 31, 2018 (Unaudited)
Percentage of Total Net Assets
BBB	4.7%
BB	23.6
B	40.1
CCC	27.7
Unrated	0.7

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit Diversification excludes short-term investments, equity securities and other assets less liabilities. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC / CCO Holdings Capital Corp.	United States	6.0%
Vereit Operating Partnership L.P.	United States	4.5
Seven Generations Energy Ltd.	Canada	3.5
HUB International Ltd.	United States	3.3
First Data Corp.	United States	2.9
Cablevision Systems Corp.	United States	2.8
York Risk Services Holding Corp.	United States	2.7
T-Mobile USA, Inc.	United States	2.7
EP Energy LLC / Everest Acquisition Finance, Inc.	United States	2.6
Endeavor Energy Resources L.P. / EER Finance, Inc.	United States	2.2

Total		33.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

22	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 94.0%

BRAZIL - 2.2%
Ambev S.A. (DR)	6,286,467	$45,703
B3 S.A. - Brasil Bolsa Balcao	4,327,612	34,986
Petroleo Brasileiro S.A. (DR)(1)	16,272,098	230,087

		310,776
CANADA - 2.1%
Canadian Pacific Railway Ltd.	1,631,163	287,900

CHINA - 3.7%
Alibaba Group Holding Ltd. (DR)(1)	591,976	108,651
China Literature Ltd.(1)(2)	92,593	864
Kweichow Moutai Co., Ltd., Class A(2)	250,673	27,729
NetEase, Inc. (DR)	576,503	161,646
Ping An Insurance Group Co. of China Ltd., Class H(2)	20,419,717	210,111

		509,001
DENMARK - 0.6%
Genmab AS(1)(2)	394,640	84,960

FRANCE - 7.5%
Airbus SE(2)	3,482,062	402,887
Atos SE(2)	319,085	43,688
BNP Paribas S.A.(2)	2,061,283	152,835
Eiffage S.A.(2)	1,609,043	183,296
Safran S.A.(2)	517,618	54,852
Schneider Electric SE(2)	1,411,143	124,125
Vinci S.A.(2)	769,143	75,731

		1,037,414
GERMANY - 24.5%
Allianz SE(2)	2,252,431	509,037
Beiersdorf AG(2)	2,148,138	243,253
Deutsche Boerse AG(2)	5,792,490	789,085
Deutsche Post AG(2)	9,418,206	411,852
Deutsche Telekom AG(2)	9,712,642	158,444
LANXESS AG(2)	59,836	4,588
Linde AG, Tender Shares(1)(2)	3,003,376	632,264
Linde AG(2)	27,812	5,584
SAP SE(2)	1,037,614	108,582
Wirecard AG(2)	4,428,719	523,511

		3,386,200
HONG KONG - 2.9%
AIA Group Ltd.(2)	43,978,508	375,439
Sands China Ltd.(2)	4,046,873	21,974

		397,413
INDIA - 1.7%
Housing Development Finance Corp., Ltd.(2)	8,587,965	240,936

INDONESIA - 0.7%
Bank Rakyat Indonesia Persero Tbk PT(1)(2)	368,576,515	96,740

IRELAND - 2.5%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)(4)(5)	17,894,938	352,874

ITALY - 5.6%
Assicurazioni Generali S.p.A.(2)	14,876,489	286,811
Intesa Sanpaolo S.p.A.(2)	76,775,992	279,985
UniCredit S.p.A.(1)(2)	10,219,985	214,437

		781,233
JAPAN - 7.4%
Calbee, Inc.	4,775,176	157,968
Japan Exchange Group, Inc.	2,892,600	53,554
Japan Tobacco, Inc.	6,600,019	190,176
Mitsubishi UFJ Financial Group, Inc.	17,229,949	112,864
Nintendo Co., Ltd.	580,466	255,633
Rohm Co., Ltd.	1,157,952	110,240
Sumitomo Metal Mining Co., Ltd.	3,419,930	143,990

		1,024,425
NETHERLANDS - 8.0%
Akzo Nobel N.V.(2)	1,723,480	162,933
ASML Holding N.V.(2)	1,133,403	224,241
Coca-Cola European Partners plc	5,293,572	220,530
ING Groep N.V.(2)	27,544,798	465,224
Randstad Holding N.V.(2)	580,999	38,281

		1,111,209
RUSSIA - 1.2%
MMC Norilsk Nickel PJSC (DR)(2)	8,646,634	160,468

SPAIN - 0.2%
Grifols S.A. (DR)	1,214,732	25,752

SWITZERLAND - 4.4%
Credit Suisse Group AG(1)(2)	4,736,243	79,472
Idorsia Ltd.(1)(2)	689,748	16,612

Artisan Partners Funds	23

	Shares Held	Value
SWITZERLAND (CONTINUED)
Lonza Group AG(1)(2)	398,126	$93,914
Nestle S.A.(2)	5,236,735	414,573

		604,571
UNITED KINGDOM - 10.5%
BAE Systems plc(2)	11,452,623	93,550
ConvaTec Group plc(2)	49,083,183	137,338
Experian plc(2)	5,178,697	111,870
Ferguson plc(2)	3,541,355	266,379
Glencore plc(1)(2)	50,906,079	253,299
HSBC Holdings plc(2)	8,604,754	80,436
London Stock Exchange Group plc(2)	2,086,801	120,917
Prudential plc(2)	9,787,141	244,652
Rentokil Initial plc(2)	15,894,997	60,657
Standard Chartered plc(2)	8,039,920	80,507

		1,449,605
UNITED STATES - 8.3%
Amazon.com, Inc.(1)	111,830	161,856
Aon plc	1,826,509	256,314
Liberty Global plc, Class A(1)	2,823,207	88,394
Liberty Global plc, Series C(1)(3)	5,338,536	162,452
Medtronic plc	4,363,933	350,075
WABCO Holdings, Inc.(1)	931,283	124,671

		1,143,762
Total common stocks and equity-linked security (Cost $9,977,965)		13,005,239

PREFERRED STOCK - 1.5%

GERMANY - 1.5%
Henkel AG & Co., KGaA, 1.74%(2)(3)	1,626,191	213,847

Total preferred stock (Cost $129,069)		213,847

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.0%

MONEY MARKET FUNDS - 6.0%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	207,655,031	207,655
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	207,655,031	207,655
Federated Treasury Obligations Fund – Institutional Class, 1.60%	207,655,031	207,655
MONEY MARKET FUNDS (CONTINUED)
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	207,655,031	207,655

Total short-term investments (cash equivalents) (Cost $830,620)		830,620

Total investments - 101.5% (Cost $10,937,654)		14,049,706

Other assets less liabilities - (1.5)%		(210,580)

Total net assets - 100.0%(6)		$13,839,126

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $9,935,644, or 71.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 3/29/2018	$179,489	$352,874	2.5%

(5)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

24	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$435,540	3.1%
Consumer Staples	1,513,779	10.8
Energy	230,087	1.6
Financials	4,684,342	33.4
Health Care	708,651	5.1
Industrials	2,588,925	18.4
Information Technology	1,536,192	10.9
Materials	1,363,126	9.7
Telecommunication Services	158,444	1.1
Short-term investments	830,620	5.9

Total investments	$14,049,706	100.0%

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$34,986	0.3%
British pound	1,449,605	10.3
Chinese yuan renminbi offshore	27,729	0.2
Danish krone	84,960	0.6
Euro	6,309,373	44.9
Hong Kong dollar	608,388	4.3
Indian rupee	240,936	1.7
Indonesian rupiah	96,740	0.7
Japanese yen	1,024,425	7.3
Swiss franc	604,571	4.3
U.S. dollar	3,567,993	25.4

Total investments	$14,049,706	100.0%

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Deutsche Boerse AG	Germany	5.7%
Linde AG	Germany	4.6
Wirecard AG	Germany	3.8
Allianz SE	Germany	3.7
ING Groep N.V.	Netherlands	3.3
Nestle S.A.	Switzerland	3.0
Deutsche Post AG	Germany	3.0
Airbus SE	France	2.9
AIA Group Ltd.	Hong Kong	2.7
Ryanair Holdings plc	Ireland	2.5

Total		35.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	25

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.0%

AUSTRALIA - 1.1%
Western Areas Ltd.(1)	2,200,325	$5,333

CANADA - 2.9%
Laurentian Bank of Canada	38,900	1,430
Morneau Shepell, Inc.	400,700	8,040
Theratechnologies, Inc.(2)	670,694	4,857

		14,327
DENMARK - 4.7%
Ambu AS, Class B(1)	515,456	11,692
Nilfisk Holding AS(1)(2)	103,627	4,863
Ossur HF(1)	1,552,028	7,106

		23,661
FINLAND - 1.3%
Cramo Oyj(1)	311,611	6,510

FRANCE - 6.2%
Euronext N.V.(1)	321,963	23,563
Virbac S.A.(1)(2)	51,348	7,549

		31,112
GERMANY - 13.4%
BRAIN Biotechnology Research & Information Network AG(1)(2)	148,371	4,333
Nemetschek SE(1)	90,480	10,151
RIB Software SE(1)	71,048	1,515
SGL Carbon SE(1)(2)	541,042	7,631
Takkt AG(1)	281,747	6,419
Tele Columbus AG(1)(2)	1,289,089	13,926
Wirecard AG(1)	191,618	22,651

		66,626
HONG KONG - 1.0%
Chow Tai Fook Jewellery Group Ltd.(1)	4,476,400	5,127

INDIA - 1.9%
Care Ratings Ltd.(1)	238,235	4,446
ICICI Securities Ltd.(1)(2)(3)(4)	630,420	5,026

		9,472
IRELAND - 3.5%
Dalata Hotel Group plc(1)(2)	1,246,871	9,532
Hibernia REIT plc(1)	4,552,673	8,088

		17,620
ITALY - 5.5%
Buzzi Unicem S.p.A.(1)	192,159	4,503
Davide Campari-Milano S.p.A.(1)(5)	914,693	6,933
ITALY (CONTINUED)
Enav S.p.A.(1)	2,049,435	10,942
Servizi Italia S.p.A.(1)	770,077	4,978

		27,356
JAPAN - 7.4%
LIFULL Co., Ltd.	1,069,100	9,635
Nichiban Co., Ltd.	205,600	6,744
OBIC Business Consultants Co., Ltd.	53,700	3,437
Sanwa Holdings Corp.	211,500	2,729
Uzabase, Inc.(2)	73,800	1,528
Yume No Machi Souzou Iinkai Co., Ltd.	95,000	1,929
Zenkoku Hosho Co., Ltd.	243,025	10,666

		36,668
MEXICO - 1.7%
Banco del Bajio S.A.(1)(2)	4,023,736	8,647

NETHERLANDS - 6.6%
InterXion Holding N.V.(2)	532,224	33,056

POLAND - 1.5%
AmRest Holdings SE(1)(2)	59,389	7,617

PORTUGAL - 4.1%
Banco Comercial Portugues S.A.(1)(2)	34,476,284	11,564
NOS SGPS S.A.(1)	1,511,002	8,925

		20,489
SPAIN - 6.6%
Aedas Homes SAU(1)(2)	300,189	11,052
Bolsas y Mercados Espanoles SHMSF S.A.(1)	73,394	2,486
Cellnex Telecom S.A.(1)	721,004	19,273

		32,811
SWEDEN - 10.0%
Ahlsell AB(1)	1,346,576	8,481
Dometic Group AB(1)	1,189,136	10,872
Haldex AB(1)(2)	599,386	6,148
Loomis AB, Class B(1)	124,490	4,484
RaySearch Laboratories AB(1)(2)	654,433	9,661
SyntheticMR AB(1)(2)(6)	263,329	10,186

		49,832
SWITZERLAND - 3.4%
Comet Holding AG(1)(2)	120,642	16,701

UNITED KINGDOM - 10.9%
Domino’s Pizza Group plc(1)	1,491,163	6,919
HomeServe plc(1)	839,227	8,700

26	Artisan Partners Funds

	Shares Held	Value
UNITED KINGDOM (CONTINUED)
NEX Group plc(1)	2,404,360	$33,130
Superdry plc(1)	249,285	5,478

		54,227
UNITED STATES - 1.3%
GCP Applied Technologies, Inc.(2)	225,682	6,556

Total common stocks (Cost $358,230)		473,748

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.4%

MONEY MARKET FUNDS - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	5,446,920	5,447
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	5,446,920	5,447
Federated Treasury Obligations Fund – Institutional Class, 1.60%	5,446,920	5,447
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	5,446,920	5,447

Total short-term investments (cash equivalents) (Cost $21,788)		21,788

Total investments - 99.4% (Cost $380,018)		495,536

Other assets less liabilities - 0.6%		2,869

Total net assets - 100.0%(7)		$498,405

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $383,141, or 76.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
ICICI Securities Ltd.	3/21/2018	$5,027	$5,026	1.0%

(4)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $5,026, or 1.0% of total net assets.
(5)	Non-voting shares.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$86,379	17.4%
Consumer Staples	6,933	1.4
Financials	102,486	20.7
Health Care	56,029	11.3
Industrials	75,272	15.2
Information Technology	87,511	17.6
Materials	20,725	4.2
Real Estate	19,140	3.9
Telecommunication Services	19,273	3.9
Short-term investments	21,788	4.4

Total investments	$495,536	100.0%

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$5,333	1.1%
British pound	54,227	10.9
Canadian dollar	14,327	2.9
Danish krone	23,661	4.8
Euro	202,524	40.9
Hong Kong dollar	5,127	1.0
Indian rupee	9,472	1.9
Japanese yen	36,668	7.4
Mexican peso	8,647	1.7
Polish zloty	7,617	1.5
Swedish krona	49,832	10.1
Swiss franc	16,701	3.4
U.S. dollar	61,400	12.4

Total investments	$495,536	100.0%

Artisan Partners Funds	27

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
NEX Group plc	United Kingdom	6.6%
InterXion Holding N.V.	Netherlands	6.6
Euronext N.V.	France	4.7
Wirecard AG	Germany	4.5
Cellnex Telecom S.A.	Spain	3.9
Comet Holding AG	Switzerland	3.4
Tele Columbus AG	Germany	2.8
Ambu AS	Denmark	2.3
Banco Comercial Portugues S.A.	Portugal	2.3
Aedas Homes SAU	Spain	2.2

Total		39.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

28	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 84.2%

BELGIUM - 2.7%
Groupe Bruxelles Lambert S.A.(1)	3,636,415	$415,816

BRAZIL - 2.9%
Telefonica Brasil S.A. (DR)	28,916,190	444,153

CANADA - 1.9%
Imperial Oil Ltd.	11,156,809	295,471

CHINA - 3.0%
Baidu, Inc. (DR)(2)	2,094,002	467,360

DENMARK - 4.5%
Carlsberg AS, Class B(1)	2,951,572	352,710
ISS AS(1)(2)	8,980,859	333,264

		685,974
FRANCE - 2.5%
Sodexo S.A.(1)	1,247,808	125,894
Vivendi S.A.(1)	9,915,626	256,641

		382,535
INDIA - 2.8%
Bharti Infratel Ltd.(1)	22,773,093	117,611
HCL Technologies Ltd.(1)	20,600,398	307,427

		425,038
JAPAN - 2.7%
Stanley Electric Co., Ltd.	2,188,098	80,816
Sugi Holdings Co., Ltd.	1,047,400	57,978
Yahoo Japan Corp.	60,825,100	282,389

		421,183
KOREA - 6.1%
Hyundai Motor Co.	826,262	111,238
Kia Motors Corp.	85,970	2,500
KT&G Corp.	444,208	41,675
Samsung Electronics Co., Ltd.	340,498	786,158

		941,571
NETHERLANDS - 5.8%
Akzo Nobel N.V.(1)	400,165	37,830
ING Groep N.V.(1)	36,336,044	613,706
Koninklijke Philips N.V.(1)	3,983,204	153,075
RELX N.V.(1)	4,194,764	87,025

		891,636
NORWAY - 0.8%
Orkla ASA(1)	10,780,806	115,892

SPAIN - 0.9%
Bankia S.A.(1)(2)	31,502,948	141,180

SWEDEN - 1.0%
Telefonaktiebolaget LM Ericsson, Class B(1)	18,772,157	119,126
Telefonaktiebolaget LM Ericsson (DR)(2)	5,051,984	32,333

		151,459
SWITZERLAND - 15.8%
ABB Ltd.(1)	22,892,244	545,163
Cie Financiere Richemont S.A.(1)	3,973,345	356,927
LafargeHolcim Ltd.(1)(2)	1,930,045	105,709
Novartis AG(1)	4,894,732	395,994
Panalpina Welttransport Holding AG(1)(3)	2,360,124	298,103
Pargesa Holding S.A.(1)	1,265,602	112,301
UBS Group AG(1)(2)	34,853,209	613,702

		2,427,899
UNITED KINGDOM - 19.6%
Barclays plc(1)	28,268,324	82,557
Compass Group plc(1)	29,759,862	608,119
Diageo plc(1)	4,950,211	167,466
GlaxoSmithKline plc(1)	12,908,581	250,787
IMI plc(1)	6,728,030	102,121
John Wood Group plc(1)	15,695,708	119,062
Lloyds Banking Group plc(1)	418,990,361	380,736
RELX plc(1)	20,899,724	430,023
Rolls-Royce Holdings plc(1)(2)	2,253,187	27,598
Royal Bank of Scotland Group plc(1)(2)	114,485,113	416,633
Tesco plc(1)	146,084,456	422,115

		3,007,217
UNITED STATES - 11.2%
Aon plc	1,791,312	251,375
Arch Capital Group Ltd.(2)	6,739,911	576,869
Medtronic plc	4,959,372	397,841
TE Connectivity Ltd.	4,838,335	483,350
TechnipFMC plc	527,454	15,533

		1,724,968

Total common stocks (Cost $9,877,026)		12,939,352

Artisan Partners Funds	29

	Shares Held	Value
PREFERRED STOCKS - 0.7%

KOREA - 0.7%
Hyundai Motor Co., 4.18%(4)	266,479	$23,275
Samsung Electronics Co., Ltd., 2.09%(4)	45,905	87,857

		111,132

Total preferred stocks (Cost $69,053)		111,132

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 15.1%

MONEY MARKET FUNDS - 15.1%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	581,576,800	581,577
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	581,576,800	581,576
Federated Treasury Obligations Fund – Institutional Class, 1.60%	581,576,800	581,577
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	581,576,800	581,577

Total short-term investments (cash equivalents) (Cost $2,326,307)		2,326,307

Total investments - 100.0% (Cost $12,272,386)		15,376,791

Other assets less liabilities - 0.0%†		3,468

Total net assets - 100.0%(5)		$15,380,259

†	Amount rounds to less than 0.1%.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $8,612,313, or 56.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,565,410	10.2%
Consumer Staples	1,157,836	7.5
Energy	430,066	2.8
Financials	3,604,875	23.4
Health Care	1,197,697	7.8
Industrials	1,823,297	11.9
Information Technology	2,566,000	16.7
Materials	143,539	0.9
Telecommunication Services	561,764	3.7
Short-term investments	2,326,307	15.1

Total investments	$15,376,791	100.0%

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$3,007,217	19.6%
Canadian dollar	295,471	1.9
Danish krone	685,974	4.5
Euro	1,831,167	11.9
Indian rupee	425,038	2.8
Japanese yen	421,183	2.7
Korean won	1,052,703	6.8
Norwegian krone	115,892	0.7
Swedish krona	119,126	0.8
Swiss franc	2,427,899	15.8
U.S. dollar	4,995,121	32.5

Total investments	$15,376,791	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2018 (Unaudited)
Values in thousands
	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	5/11/2018	USD	158,863	CNH	1,006,395	$1,323
State Street Bank and Trust Company	4/27/2018	USD	185,589	JPY	19,840,986	1,130
State Street Bank and Trust Company	4/27/2018	JPY	53,517,978	USD	494,344	(9,300)
State Street Bank and Trust Company	5/11/2018	CNH	3,581,755	USD	531,552	(38,551)

						$(45,398)

CNH - Chinese yuan renminbi offshore

JPY - Japanese yen

USD - U.S. dollar

30	Artisan Partners Funds

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.7%
ING Groep N.V.	Netherlands	4.0
UBS Group AG	Switzerland	4.0
Compass Group plc	United Kingdom	4.0
Arch Capital Group Ltd.	United States	3.7
ABB Ltd.	Switzerland	3.5
TE Connectivity Ltd.	United States	3.1
Baidu, Inc.	China	3.0
Telefonica Brasil S.A.	Brazil	2.9
RELX plc	United Kingdom	2.8

Total		36.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	31

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

Shares Held		Value
COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 2.8%
Aptiv plc	1,515,072	$128,736
Delphi Technologies plc	1,085,522	51,725

		180,461
Distributors - 4.3%
LKQ Corp.(1)	7,218,405	273,938

Internet & Direct Marketing Retail - 2.7%
Expedia Group, Inc.	620,655	68,526
Wayfair, Inc., Class A(1)	611,192	41,274
Zalando SE(1)(2)(3)	1,173,586	64,024

		173,824
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	273,042	31,269

Media - 0.3%
New York Times Co., Class A	705,417	17,000

Textiles, Apparel & Luxury Goods - 1.2%
Skechers U.S.A., Inc., Class A(1)	2,052,393	79,818

CONSUMER STAPLES - 2.9%
Beverages - 2.9%
Monster Beverage Corp.(1)	1,466,461	83,896
Treasury Wine Estates Ltd.(2)(3)	7,702,856	100,596

		184,492
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Concho Resources, Inc.(1)	1,001,588	150,569
Diamondback Energy, Inc.(1)	940,268	118,962
Noble Energy, Inc.	1,538,209	46,608

		316,139
FINANCIALS - 14.0%
Banks - 3.5%
First Republic Bank	1,341,716	124,256
SVB Financial Group(1)	399,973	95,998

		220,254
Capital Markets - 5.7%
Cboe Global Markets, Inc.	450,374	51,388
S&P Global, Inc.	833,909	159,327
TD Ameritrade Holding Corp.	2,588,812	153,335

		364,050
FINANCIALS (CONTINUED)
Consumer Finance - 1.2%
Discover Financial Services	1,090,846	78,464

Insurance - 3.6%
Progressive Corp.	3,796,288	231,308

HEALTH CARE - 15.5%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc.(1)	547,635	61,039
Exact Sciences Corp.(1)	794,313	32,035
Genmab AS(1)(2)(3)	526,275	113,299
Neurocrine Biosciences, Inc.(1)	799,493	66,302

		272,675
Health Care Equipment & Supplies - 7.4%
Align Technology, Inc.(1)	153,029	38,430
Becton Dickinson & Co.	303,318	65,729
Boston Scientific Corp.(1)	6,494,566	177,432
Edwards Lifesciences Corp.(1)	988,986	137,983
West Pharmaceutical Services, Inc.	631,128	55,722

		475,296
Health Care Providers & Services - 1.3%
Cigna Corp.	485,413	81,423

Health Care Technology - 2.5%
Veeva Systems, Inc., Class A(1)	2,211,225	161,464

INDUSTRIALS - 19.4%
Aerospace & Defense - 4.1%
BWX Technologies, Inc.	1,464,148	93,017
Harris Corp.	799,531	128,948
Hexcel Corp.	628,758	40,612

		262,577
Building Products - 0.8%
AO Smith Corp.	852,711	54,224

Commercial Services & Supplies - 3.2%
Cintas Corp.	777,012	132,542
Waste Connections, Inc.	1,003,440	71,987

		204,529
Industrial Conglomerates - 2.1%
Roper Technologies, Inc.	469,567	131,803

32	Artisan Partners Funds

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Machinery - 3.9%
Gardner Denver Holdings, Inc.(1)	3,022,666	$92,735
Stanley Black & Decker, Inc.	502,545	76,990
Wabtec Corp.	1,011,077	82,302

		252,027
Professional Services - 5.3%
IHS Markit Ltd.(1)	4,933,220	237,979
TransUnion(1)	1,720,821	97,708

		335,687
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 1.6%
Motorola Solutions, Inc.	990,631	104,314

Electronic Equipment, Instruments & Components - 1.3%
Coherent, Inc.(1)	198,679	37,232
FLIR Systems, Inc.	835,969	41,807

		79,039
Internet Software & Services - 2.3%
Box, Inc., Class A(1)	2,863,397	58,843
Match Group, Inc.(1)	1,387,668	61,668
Twitter, Inc.(1)	992,641	28,796

		149,307
IT Services - 7.5%
Gartner, Inc.(1)	465,811	54,789
Global Payments, Inc.	2,793,553	311,537
Worldpay, Inc., Class A(1)	1,380,788	113,556

		479,882
Semiconductors & Semiconductor Equipment - 2.7%
Lam Research Corp.	362,653	73,677
Maxim Integrated Products, Inc.	1,578,736	95,071

		168,748
Software - 12.6%
Atlassian Corp. plc, Class A(1)	3,626,235	195,527
Guidewire Software, Inc.(1)	1,655,424	133,808
HubSpot, Inc.(1)	348,293	37,720
Proofpoint, Inc.(1)	1,108,482	125,979
Tableau Software, Inc., Class A(1)	1,897,725	153,374
Temenos Group AG(1)(2)(3)	350,106	42,010
Workday, Inc., Class A(1)	482,200	61,293
Zynga, Inc., Class A(1)	15,419,516	56,435

		806,146
MATERIALS - 1.8%
Chemicals - 1.1%
Albemarle Corp.	768,115	71,235

MATERIALS (CONTINUED)
Construction Materials - 0.7%
Vulcan Materials Co.	392,353	44,795

Total common stocks (Cost $4,584,684)		6,286,188

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.2%

MONEY MARKET FUNDS - 1.2%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	19,645,878	19,646
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	19,645,878	19,646
Federated Treasury Obligations Fund – Institutional Class, 1.60%	19,645,878	19,646
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	19,645,878	19,646

Total short-term investments (cash equivalents) (Cost $78,584)		78,584

Total investments - 99.5% (Cost $4,663,268)		6,364,772

Other assets less liabilities - 0.5%		29,931

Total net assets - 100.0%(4)		$6,394,703

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $319,929, or 5.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Genmab AS	Denmark	Danish krone
Temenos Group AG	Switzerland	Swiss franc
Treasury Wine Estates Ltd.	Australia	Australian dollar
Zalando SE	Germany	Euro

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Partners Funds	33

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$100,596	1.6%
Danish krone	113,299	1.8
Euro	64,024	1.0
Swiss franc	42,010	0.6
U.S. dollar	6,044,843	95.0

Total investments	$6,364,772	100.0%

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	4.9%
LKQ Corp.	United States	4.3
IHS Markit Ltd.	United States	3.7
Progressive Corp.	United States	3.6
Atlassian Corp. plc	United States	3.0
Boston Scientific Corp.	United States	2.8
Veeva Systems, Inc.	United States	2.5
S&P Global, Inc.	United States	2.5
Tableau Software, Inc.	United States	2.4
TD Ameritrade Holding Corp.	United States	2.4

Total		32.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

34	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.3%

CONSUMER DISCRETIONARY - 19.2%
Auto Components - 2.5%
Gentex Corp.	3,779,248	$86,998

Diversified Consumer Services - 1.2%
H&R Block, Inc.	1,653,050	42,004

Internet & Direct Marketing Retail - 5.7%
Expedia Group, Inc.	43,031	4,751
Liberty Expedia Holdings, Inc., Class A(1)	689,133	27,069
Liberty Interactive Corp. QVC Group, Class A(1)	3,788,523	95,357
TripAdvisor, Inc.(1)	1,823,905	74,580

		201,757
Media - 6.8%
CBS Corp., Class B(2)	795,526	40,882
GCI Liberty, Inc., Class A(1)	666,708	35,242
News Corp., Class A(2)	4,670,508	73,794
Omnicom Group, Inc.	967,476	70,307
TEGNA, Inc.	1,795,827	20,454

		240,679
Specialty Retail - 3.0%
AutoNation, Inc.(1)	2,240,679	104,819

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.5%
Kroger Co.	3,720,797	89,076

ENERGY - 12.7%
Oil, Gas & Consumable Fuels - 12.7%
Andeavor	781,702	78,608
Apache Corp.	1,451,305	55,846
Cimarex Energy Co.	709,972	66,382
Devon Energy Corp.	3,022,664	96,090
Hess Corp.	2,101,752	106,391
World Fuel Services Corp.	1,857,376	45,599

		448,916
FINANCIALS - 23.4%
Banks - 5.4%
Fifth Third Bancorp	3,224,724	102,385
M&T Bank Corp.	477,695	88,068

		190,453
FINANCIALS (CONTINUED)
Capital Markets - 1.6%
Intercontinental Exchange, Inc.	755,710	54,804

Insurance - 15.9%
Alleghany Corp.	175,036	107,549
Allstate Corp.	707,306	67,053
Aon plc	535,232	75,109
Arch Capital Group Ltd.(1)	882,228	75,510
Fairfax Financial Holdings Ltd.(3)	76,031	38,700
Loews Corp.	1,073,493	53,385
Progressive Corp.	831,503	50,663
Torchmark Corp.	1,121,960	94,435

		562,404
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp.	1,020,831	19,314

HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	628,155	54,153

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.2%
Rockwell Collins, Inc.	321,796	43,394

Construction & Engineering - 4.6%
Fluor Corp.	1,608,033	92,012
Jacobs Engineering Group, Inc.	1,200,761	71,025

		163,037
Marine - 2.2%
Kirby Corp.(1)	985,046	75,799

Road & Rail - 4.2%
AMERCO	208,761	72,043
Ryder System, Inc.	1,051,103	76,510

		148,553
Trading Companies & Distributors - 3.1%
Air Lease Corp.	2,546,301	108,524

INFORMATION TECHNOLOGY - 9.1%
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc.(1)	1,019,982	78,559

Artisan Partners Funds	35

	Shares Held	Value
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (Continued)
Avnet, Inc.	1,057,957	$44,181

		122,740
Internet Software & Services - 3.2%
IAC/InterActiveCorp(1)	728,221	113,879

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	930,286	84,777

MATERIALS - 7.0%
Chemicals - 7.0%
Axalta Coating Systems Ltd.(1)	2,402,350	72,527
Celanese Corp., Series A	1,160,729	116,317
Nutrien Ltd.(3)	1,257,868	59,447

		248,291
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Equity Commonwealth(1)	2,216,259	67,973
STORE Capital Corp.	990,112	24,574

		92,547

Total common stocks (Cost $2,138,125)		3,296,918

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.3%

MONEY MARKET FUNDS - 6.3%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	55,252,473	55,253
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	55,252,473	55,252
Federated Treasury Obligations Fund – Institutional Class, 1.60%	55,252,473	55,252
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	55,252,473	55,253

Total short-term investments (cash equivalents) (Cost $221,010)		221,010

Total investments - 99.6% (Cost $2,359,135)		3,517,928

Other assets less liabilities - 0.4%		15,170

Total net assets - 100.0%(4)		$3,533,098

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar
Nutrien Ltd.	Canada	U.S. dollar

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Celanese Corp.	United States	3.3%
IAC/InterActiveCorp	United States	3.2
Air Lease Corp.	United States	3.1
Alleghany Corp.	United States	3.1
Hess Corp.	United States	3.0
AutoNation, Inc.	United States	3.0
Fifth Third Bancorp	United States	2.9
Devon Energy Corp.	United States	2.7
Liberty Interactive Corp. QVC Group	United States	2.7
Torchmark Corp.	United States	2.7

Total		29.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

36	Artisan Partners Funds

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

Shares Held		Value
COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 3.9%
Delphi Technologies plc	444,643	$21,187
Visteon Corp.(1)	322,217	35,521

		56,708
Diversified Consumer Services - 3.4%
Bright Horizons Family Solutions, Inc.(1)	309,653	30,879
Chegg, Inc.(1)	883,077	18,244

		49,123
Media - 0.3%
New York Times Co., Class A	159,990	3,856

Multiline Retail - 2.1%
Ollie’s Bargain Outlet Holdings, Inc.(1)	500,623	30,188

Specialty Retail - 2.1%
Burlington Stores, Inc. (1)	173,819	23,144
Floor & Decor Holdings, Inc., Class A(1)	150,612	7,850

		30,994
Textiles, Apparel & Luxury Goods - 1.5%
Canada Goose Holdings, Inc.(1)(2)	626,628	20,942

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
PriceSmart, Inc.	100,842	8,426

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream GP L.P.	672,339	10,751
Callon Petroleum Co.(1)	1,084,791	14,362
RSP Permian, Inc.(1)	681,735	31,960

		57,073
FINANCIALS - 6.1%
Banks - 4.6%
SVB Financial Group(1)	107,063	25,696
Webster Financial Corp.	739,856	40,988

		66,684
Capital Markets - 1.5%
Virtu Financial, Inc., Class A	637,848	21,049

HEALTH CARE - 13.2%
Biotechnology - 3.5%
Acceleron Pharma, Inc.(1)	211,542	8,271
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Halozyme Therapeutics, Inc.(1)	1,020,080	19,983
Neurocrine Biosciences, Inc.(1)	265,304	22,002

		50,256
Health Care Equipment & Supplies - 4.0%
DexCom, Inc.(1)	398,932	29,585
Glaukos Corp.(1)	254,084	7,833
Nevro Corp.(1)	240,851	20,875

		58,293
Health Care Providers & Services - 1.4%
HealthEquity, Inc.(1)	323,433	19,581

Health Care Technology - 3.6%
Veeva Systems, Inc., Class A(1)	723,322	52,817

Life Sciences Tools & Services - 0.7%
NeoGenomics, Inc.(1)	1,295,174	10,568

INDUSTRIALS - 22.0%
Aerospace & Defense - 11.4%
BWX Technologies, Inc.	745,750	47,378
Cubic Corp.	190,070	12,088
Curtiss-Wright Corp.	216,861	29,291
HEICO Corp.	251,008	21,790
Teledyne Technologies, Inc.(1)	287,180	53,752

		164,299
Electrical Equipment - 1.0%
Acuity Brands, Inc.	108,165	15,055

Machinery - 8.4%
Donaldson Co., Inc.	698,539	31,469
Gardner Denver Holdings, Inc.(1)	694,226	21,299
IDEX Corp.	160,354	22,852
John Bean Technologies Corp.	406,405	46,086

		121,706
Trading Companies & Distributors - 1.2%
MRC Global, Inc. (1)	597,628	9,825
SiteOne Landscape Supply, Inc.(1)	92,868	7,155

		16,980

Artisan Partners Funds	37

Shares Held		Value
INFORMATION TECHNOLOGY - 38.5%
Electronic Equipment, Instruments & Components - 4.2%
Cognex Corp.	273,889	$14,239
Coherent, Inc.(1)	32,606	6,110
Novanta, Inc.(1)	453,953	23,674
Rogers Corp.(1)	136,532	16,321

		60,344
Internet Software & Services - 9.3%
Benefitfocus, Inc.(1)	612,342	14,941
Box, Inc., Class A(1)	783,571	16,103
Match Group, Inc.(1)	620,831	27,590
MuleSoft, Inc.(1)	702,393	30,891
Q2 Holdings, Inc.(1)	996,319	45,382

		134,907
Semiconductors & Semiconductor Equipment - 2.7%
Ambarella, Inc.(1)	270,563	13,255
Cree, Inc.(1)	374,625	15,101
Monolithic Power Systems, Inc.	97,060	11,237

		39,593
Software - 22.3%
ACI Worldwide, Inc.(1)	1,061,928	25,189
Atlassian Corp. plc, Class A(1)	633,825	34,176
Blackline, Inc.(1)	501,586	19,667
Ellie Mae, Inc.(1)	257,047	23,633
Guidewire Software, Inc.(1)	563,984	45,587
HubSpot, Inc.(1)	213,923	23,168
Paylocity Holding Corp.(1)	372,244	19,070
Proofpoint, Inc.(1)	456,810	51,917
Tableau Software, Inc., Class A(1)	313,850	25,365
Tyler Technologies, Inc.(1)	167,284	35,290
Zynga, Inc., Class A(1)	5,313,400	19,447

		322,509

Total common stocks (Cost $906,487)		1,411,951

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.7%

MONEY MARKET FUNDS - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	9,699,543	9,699
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	9,699,543	9,699
Federated Treasury Obligations Fund – Institutional Class, 1.60%	9,699,543	9,700
MONEY MARKET FUNDS (CONTINUED)
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	9,699,543	9,700

Total short-term investments (cash equivalents) (Cost $38,798)		38,798

Total investments - 100.3% (Cost $945,285)		1,450,749

Other assets less liabilities - (0.3)%		(3,954)

Total net assets - 100.0%(3)		$1,446,795

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canada Goose Holdings, Inc.	Canada	U.S. dollar

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Teledyne Technologies, Inc.	United States	3.7%
Veeva Systems, Inc.	United States	3.6
Proofpoint, Inc.	United States	3.6
BWX Technologies, Inc.	United States	3.3
John Bean Technologies Corp.	United States	3.2
Guidewire Software, Inc.	United States	3.2
Q2 Holdings, Inc.	United States	3.2
Webster Financial Corp.	United States	2.8
Visteon Corp.	United States	2.4
Tyler Technologies, Inc.	United States	2.4

Total		31.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN THEMATIC FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.0%

CONSUMER DISCRETIONARY - 2.1%
Distributors - 2.1%
LKQ Corp.(1)	18,675	$709

CONSUMER STAPLES - 7.2%
Food Products - 7.2%
Lamb Weston Holdings, Inc.	42,813	2,492

FINANCIALS - 18.2%
Banks - 6.4%
BB&T Corp.	19,481	1,014
Citizens Financial Group, Inc.	8,079	339
JPMorgan Chase & Co.	7,732	850

		2,203
Capital Markets - 11.8%
CME Group, Inc.	13,868	2,243
Goldman Sachs Group, Inc.	2,765	697
Intercontinental Exchange, Inc.	7,257	526
Ocelot Partners Ltd.(1)(2)(3)(4)	61,658	590

		4,056
HEALTH CARE - 0.0%†
Biotechnology - 0.0%†
Homology Medicines, Inc.(1)	229	4

INDUSTRIALS - 35.2%
Aerospace & Defense - 28.8%
Airbus SE(3)(4)	10,301	1,192
Harris Corp.	24,441	3,942
L3 Technologies, Inc.	4,408	917
Northrop Grumman Corp.	4,745	1,656
Raytheon Co.	10,169	2,195

		9,902
Professional Services - 6.4%
IHS Markit Ltd.(1)	10,632	513
Verisk Analytics, Inc.(1)	16,172	1,682

		2,195
INFORMATION TECHNOLOGY - 35.3%
Internet Software & Services - 2.2%
NetEase, Inc. (DR)(4)	2,691	755

IT Services - 6.2%
Visa, Inc., Class A	17,909	2,142

INFORMATION TECHNOLOGY (CONTINUED)
Software - 26.9%
Atlassian Corp. plc, Class A(1)	14,850	801
CDK Global, Inc.(5)	16,276	1,031
Electronic Arts, Inc.(1)	11,232	1,362
Nintendo Co., Ltd.(4)	3,600	1,585
salesforce.com, Inc.(1)	20,109	2,339
Splunk, Inc.(1)	10,705	1,053
Take-Two Interactive Software, Inc.(1)	10,791	1,055

		9,226

Total common stocks (Cost $31,530)		33,684

PURCHASED OPTION CONTRACTS - 0.4% (COST $125)		144

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.2%

MONEY MARKET FUNDS - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	275,116	275
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	275,116	275
Federated Treasury Obligations Fund – Institutional Class, 1.60%	275,116	275
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	275,116	275

Total short-term investments (cash equivalents) (Cost $1,100)		1,100

Total investments - 101.6% (Cost $32,755)		34,928

WRITTEN OPTION CONTRACTS - (0.0)%† (PREMIUMS RECEIVED $8)		(11)

Other assets less liabilities - (1.6)%		(535)

Total net assets - 100.0%(6)		$34,382

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.

Artisan Partners Funds	39

(2)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $590, or 1.7% of total net assets.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,782, or 5.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(4)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
NetEase, Inc. (DR)	China	U.S. dollar
Nintendo Co., Ltd.	Japan	Japanese yen
Ocelot Partners Ltd.	United Kingdom	U.S. dollar

(5)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for options.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$1,192	3.4%
Japanese yen	1,585	4.6
U.S. dollar	32,151	92.0

Total investments	$34,928	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2018 (Unaudited)
Values in thousands
	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	5/14/2018	USD	368	JPY	39,279	$1
State Street Bank and Trust Company	5/14/2018	JPY	62,375	USD	586	(1)
State Street Bank and Trust Company	5/14/2018	JPY	136,066	USD	1,259	(23)

						$(23)

JPY - Japanese yen

USD - U.S. dollar

PURCHASED OPTION CONTRACTS - March 31, 2018 (Unaudited)
Dollar values in thousands
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value		Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Calls
Harris Corp.	$165.00	8/17/2018	130	13,000	$98		$67	$31
NetEase, Inc.	$340.00	4/20/2018	18	1,800	–	(1)	12	(12)

Total calls					$98		$79	$19

Puts
Industrial Select Sector SPDR Fund	$73.00	5/18/2018	92	9,200	$15		$15	$–	(1)
Technology Select Sector SPDR Fund	$60.00	5/18/2018	107	10,700	9		14	(5)
Technology Select Sector SPDR Fund	$64.00	5/18/2018	126	12,600	22		17	5

Total puts					$46		$46	$–	(1)

Total purchased option contracts					$144		$125	$19

(1)	Amount rounds to less than $1.

WRITTEN OPTION CONTRACTS - March 31, 2018 (Unaudited)
Dollar values in thousands
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
Industrial Select Sector SPDR Fund	$65.00	5/18/2018	(92)	(9,200)	$(4)	$(3)	$(1)
Technology Select Sector SPDR Fund	$58.00	5/18/2018	(126)	(12,600)	(7)	(5)	(2)

Total puts					$(11)	$(8)	$(3)

Total written option contracts					$(11)	$(8)	$(3)

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Harris Corp.	United States	11.5%
Lamb Weston Holdings, Inc.	United States	7.2
salesforce.com, Inc.	United States	6.8
CME Group, Inc.	United States	6.5
Raytheon Co.	United States	6.4
Visa, Inc.	United States	6.2
Verisk Analytics, Inc.	United States	4.9
Northrop Grumman Corp.	United States	4.8
Nintendo Co., Ltd.	Japan	4.6
Electronic Arts, Inc.	United States	4.0

Total		62.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2018 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.5%

CONSUMER DISCRETIONARY - 14.6%
Auto Components - 3.4%
Cie Generale des Etablissements Michelin SCA(1)(2)	126,257	$18,662

Internet & Direct Marketing Retail - 3.8%
Expedia Group, Inc.	9,836	1,086
Liberty Expedia Holdings, Inc., Class A(3)	108,346	4,256
Liberty Interactive Corp. QVC Group, Class A(3)	599,887	15,099

		20,441
Media - 5.0%
CBS Corp., Class B(4)	221,876	11,402
GCI Liberty, Inc., Class A(3)	97,070	5,131
News Corp., Class A(4)	659,163	10,415

		26,948
Specialty Retail - 2.4%
AutoNation, Inc.(3)	275,628	12,894

ENERGY - 14.0%
Oil, Gas & Consumable Fuels - 14.0%
Apache Corp.	242,758	9,341
Devon Energy Corp.	558,485	17,754
EOG Resources, Inc.	115,681	12,178
Hess Corp.	391,398	19,813
Occidental Petroleum Corp.	252,843	16,425

		75,511
FINANCIALS - 23.4%
Banks - 6.8%
Citigroup, Inc.	320,235	21,616
Wells Fargo & Co.	291,230	15,263

		36,879
Capital Markets - 4.7%
Goldman Sachs Group, Inc.	54,602	13,752
Oaktree Capital Group LLC	292,941	11,601

		25,353
Consumer Finance - 2.9%
Synchrony Financial	456,352	15,301

Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc., Class B(3)	116,665	23,272

FINANCIALS (CONTINUED)
Insurance - 4.7%
Alleghany Corp.	21,070	12,946
Chubb Ltd.	90,184	12,335

		25,281
HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 2.1%
Medtronic plc	141,834	11,378

Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	192,255	12,051
Express Scripts Holding Co.(3)	219,065	15,133

		27,184
Pharmaceuticals - 2.6%
Allergan plc	83,297	14,018

INDUSTRIALS - 5.5%
Construction & Engineering - 2.0%
Jacobs Engineering Group, Inc.	185,985	11,001

Trading Companies & Distributors - 3.5%
Air Lease Corp.	443,427	18,899

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 2.6%
Cisco Systems, Inc.	330,811	14,188

Internet Software & Services - 4.2%
Alphabet, Inc., Class C(3)(4)	22,162	22,867

Software - 3.0%
Oracle Corp.	356,619	16,315

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	120,436	20,207

MATERIALS - 10.7%
Chemicals - 10.7%
Celanese Corp., Series A	91,905	9,210
DowDuPont, Inc.	183,726	11,705
LyondellBasell Industries N.V., Class A	178,333	18,846
Nutrien Ltd.(2)	377,789	17,855

		57,616

Artisan Partners Funds	41

	Shares Held	Value
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Simon Property Group, Inc.	64,932	$10,022

Total common stocks (Cost $383,919)		504,237

PREFERRED STOCK - 3.2%

INFORMATION TECHNOLOGY - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co., Ltd. 2.09%(2)(4)	9,182	17,573

Total preferred stock (Cost $5,476)		17,573

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%

MONEY MARKET FUNDS - 3.6%
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.56%	4,870,388	4,870
Dreyfus Treasury Securities Cash Management – Institutional Class, 1.46%	4,870,388	4,871
Federated Treasury Obligations Fund – Institutional Class, 1.60%	4,870,388	4,870
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class, 1.50%	4,870,388	4,870

Total short-term investments (cash equivalents) (Cost $19,481)		19,481

Total investments - 100.3% (Cost $408,876)		541,291

Other assets less liabilities - (0.3)%		(1,784)

Total net assets - 100.0%(5)		$539,507

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $18,662, or 3.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin SCA	France	Euro
Nutrien Ltd.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(3)	Non-income producing security.
(4)	Non-voting shares.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TRADING CURRENCIES - March 31, 2018 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$18,662	3.4%
Korean won	17,573	3.2
U.S. dollar	505,056	93.4

Total investments	$541,291	100.0%

TOP TEN HOLDINGS - March 31, 2018 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	4.3%
Alphabet, Inc.	United States	4.2
Citigroup, Inc.	United States	4.0
Apple, Inc.	United States	3.8
Hess Corp.	United States	3.7
Air Lease Corp.	United States	3.5
LyondellBasell Industries N.V.	United States	3.5
Cie Generale des Etablissements Michelin SCA	France	3.4
Nutrien Ltd.	Canada	3.3
Devon Energy Corp.	United States	3.3

Total		37.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2018 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL DISCOVERY		GLOBAL EQUITY
ASSETS:
Investments in securities, unaffiliated, at value	$2,233,843	$60,440	$34,922		$295,213
Short-term investments (money market funds), at value	177,350	1,565	708		15,351
Total investments	2,411,193	62,005	35,630		310,564
Cash	1,051	–	–	(1)	31
Foreign currency	8,437	33	5		3,563
Receivable from investments sold	9,277	95	6		6,383
Receivable from fund shares sold	7,333	272	12		24
Dividends and interest receivable	1,080	127	16		534
Prepaid offering costs	–	–	10		–
Other assets	31	4	3		9
Total assets	2,438,402	62,536	35,682		321,108
LIABILITIES:
Payable for investments purchased	24,444	458	304		10,356
Payable for fund shares redeemed	11	– (1)	–		23
Payable for operating expenses	466	132	33		135
Payable for deferred director’s compensation	18	4	1		7
Payable for foreign taxes	13	191 (2)	1		21
Total liabilities	24,952	785	339		10,542
Total net assets	$2,413,450	$61,751	$35,343		$310,566
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,011,720	$183,495	$33,752		$224,284
Net unrealized appreciation (depreciation) on:
Investments, from unaffiliated issuers	416,725	12,961	1,632		55,295
Foreign currency transactions	(24)	(4)	–		9
Accumulated undistributed net investment loss	(2,881)	(366)	(87)		(814)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(12,090)	(134,335)	46		31,792
Total net assets	$2,413,450	$61,751	$35,343		$310,566
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$557,640	$52,914	$35,343		$137,997
Advisor Shares	$1,004,630
Institutional Shares	$851,180	$8,837			$172,569
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	43,558,387	3,079,927	3,142,559		6,486,511
Advisor Shares	78,245,311
Institutional Shares	66,192,468	516,641			8,075,213
Net asset value per share
Investor Shares	$12.80	$17.18	$11.25		$21.27
Advisor Shares	$12.84
Institutional Shares	$12.86	$17.10			$21.37
Cost of securities of unaffiliated issuers held	$1,994,468	$48,897	$33,998		$255,269
Cost of foreign currency held	$8,450	$32	$5		$3,580

(1) Amount rounds to less than $1
(2) Including foreign taxes on unrealized gains		$147

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2018 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$2,941,278	$3,249,269	$2,541,618	$13,219,086
Short-term investments (money market funds), at value	167,710	418,783	158,471	830,620
Total investments	3,108,988	3,668,052	2,700,089	14,049,706
Cash	406	33	2,416	–
Foreign currency	1,285	355	–	23,722
Receivable from investments sold	8,860	2,705	8,807	20,538
Receivable from fund shares sold	6,793	6,982	7,883	22,932
Dividends and interest receivable	2,595	12,663	42,561	42,577
Other assets	61	73	52	487
Total assets	3,128,988	3,690,863	2,761,808	14,159,962
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	6,439	–	–
Dividends payable	–	–	3,015	–
Payable for investments purchased	17,223	4,611	124,766	297,078
Payable for fund shares redeemed	15,408	4,738	7,067	18,382
Payable for operating expenses	451	439	368	3,208
Payable for deferred director’s compensation	42	50	35	388
Payable for foreign taxes	110	1,181	–	1,780
Total liabilities	33,234	17,458	135,251	320,836
Total net assets	$3,095,754	$3,673,405	$2,626,557	$13,839,126
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,205,039	$3,055,076	$2,622,467	$10,169,682
Net unrealized appreciation (depreciation) on:
Investments, from unaffiliated issuers	787,570	589,430	(16,609)	3,112,052
Foreign currency forward contracts	–	(6,439)	–	–
Foreign currency transactions	8	163	–	1,223
Accumulated undistributed net investment loss	(3,984)	(3,666)	(1,756)	(15,037)
Accumulated undistributed net realized gains on investments and foreign currency related transactions	107,121	38,841	22,455	571,206
Total net assets	$3,095,754	$3,673,405	$2,626,557	$13,839,126
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,097,367	$781,437	$830,940	$5,228,432
Advisor Shares	$484,636	$828,793	$1,518,042	$2,554,925
Institutional Shares	$1,513,751	$2,063,175	$277,575	$6,055,769
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	41,368,285	43,892,776	84,569,463	156,456,235
Advisor Shares	18,215,218	46,644,243	154,509,094	76,590,825
Institutional Shares	56,466,386	115,834,393	28,259,680	180,220,491
Net asset value per share
Investor Shares	$26.53	$17.80	$9.83	$33.42
Advisor Shares	$26.61	$17.77	$9.82	$33.36
Institutional Shares	$26.81	$17.81	$9.82	$33.60
Cost of securities of unaffiliated issuers held	$2,321,418	$3,078,622	$2,716,698	$10,937,654
Cost of foreign currency held	$1,283	$357		$23,219

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2018 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$463,562	$12,752,381	$6,286,188		$3,296,918
Investments in securities, affiliated, at value	10,186	298,103	–		–
Short-term investments (money market funds), at value	21,788	2,326,307	78,584		221,010
Total investments	495,536	15,376,791	6,364,772		3,517,928
Cash	–	–	464		367
Foreign currency	5,053	8,054	–	(1)	–
Unrealized gain on foreign currency forward contracts	–	2,453	–		–
Receivable from investments sold	1,574	24,900	57,304		41,162
Receivable from fund shares sold	126	14,114	4,379		2,880
Dividends and interest receivable	1,575	64,712	1,792		4,667
Other assets	22	391	243		171
Total assets	503,886	15,491,415	6,428,954		3,567,175
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	47,851	–		–
Payable for investments purchased	5,033	47,857	21,419		27,755
Payable for fund shares redeemed	103	7,101	11,222		4,970
Payable for operating expenses	241	2,252	1,402		1,134
Payable for deferred director’s compensation	19	286	195		143
Payable for foreign taxes	85	5,809 (2)	13		75
Total liabilities	5,481	111,156	34,251		34,077
Total net assets	$498,405	$15,380,259	$6,394,703		$3,533,098
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$344,619	$12,122,704	$4,204,824		$2,242,119
Net unrealized appreciation (depreciation) on:
Investments, from unaffiliated issuers	115,361	3,035,231	1,701,504		1,158,793
Investments, from affiliated issuers	157	68,372	–		–
Foreign currency forward contracts	–	(45,398)	–		–
Foreign currency transactions	35	1,144	(13)		–
Accumulated undistributed net investment income (loss)	(2,616)	(58,351)	(27,801)		4,443
Accumulated undistributed net realized gains on investments and foreign currency related transactions	40,849	256,557	516,189		127,743
Total net assets	$498,405	$15,380,259	$6,394,703		$3,533,098
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$274,292	$4,021,303	$2,000,346		$1,623,337
Advisor Shares		$4,301,110	$599,827		$1,006,264
Institutional Shares	$224,113	$7,057,846	$3,794,530		$903,497
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	11,676,066	107,660,298	50,485,275		73,149,755
Advisor Shares		115,219,108	15,058,889		45,424,583
Institutional Shares	9,500,128	188,281,741	87,913,386		40,744,100
Net asset value per share
Investor Shares	$23.49	$37.35	$39.62		$22.19
Advisor Shares		$37.33	$39.83		$22.15
Institutional Shares	$23.59	$37.49	$43.16		$22.17
Cost of securities of unaffiliated issuers held	$369,989	$12,042,655	$4,663,268		$2,359,135
Cost of securities of affiliated issuers held	$10,029	$229,731
Cost of foreign currency held	$5,085	$8,124	$–	(1)

(1) Amount rounds to less than $1
(2) Including foreign taxes on unrealized gains		$802

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2018 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	THEMATIC	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,411,951	$33,828	$521,810
Short-term investments (money market funds), at value	38,798	1,100	19,481
Total investments	1,450,749	34,928	541,291
Cash	–	9	–
Foreign currency	–	–	–	(1)
Unrealized gain on foreign currency forward contracts	–	1	–
Receivable from investments sold	–	519	–	(1)
Receivable from fund shares sold	4,153	1,054	2,448
Dividends and interest receivable	108	19	944
Prepaid offering costs	–	2	–
Other assets	40	36	26
Total assets	1,455,050	36,568	544,709
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	24	–
Written options, at value	–	11 (2)	–
Payable for investments purchased	6,490	2,117	4,510
Payable for fund shares redeemed	1,353	–	372
Payable for operating expenses	380	31	240
Payable for deferred director’s compensation	32	1	22
Payable for foreign taxes	–	2	58
Total liabilities	8,255	2,186	5,202
Total net assets	$1,446,795	$34,382	$539,507
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$824,912	$30,300	$387,009
Net unrealized appreciation (depreciation) on:
Investments, from unaffiliated issuers	505,464	2,173	132,415
Written options	–	(3)	–
Foreign currency forward contracts	–	(23)	–
Foreign currency transactions	–	3	1
Accumulated undistributed net investment income (loss)	(13,462)	(9)	1,761
Accumulated undistributed net realized gains on investments and foreign currency related transactions	129,881	1,941	18,321
Total net assets	$1,446,795	$34,382	$539,507
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$436,892	$34,382	$186,978
Advisor Shares	$391,253		$127,553
Institutional Shares	$618,650		$224,976
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	13,289,762	2,728,171	13,477,533
Advisor Shares	11,883,709		9,233,139
Institutional Shares	18,560,765		16,252,186
Net asset value per share
Investor Shares	$32.87	$12.60	$13.87
Advisor Shares	$32.92		$13.81
Institutional Shares	$33.33		$13.84
Cost of securities of unaffiliated issuers held	$945,285	$32,755	$408,876
Cost of foreign currency held			–	(1)

(1) Amount rounds to less than $1
(2) Written options, premiums received $8

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2018 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL DISCOVERY	GLOBAL EQUITY
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$9,604	$315	$67	$1,108
Interest	357	3	4	12
Total investment income	9,961	318	71	1,120
EXPENSES:
Management fees	11,268	285	102	1,565
Transfer agent fees
Investor Shares	659	75	33	175
Advisor Shares	310
Institutional Shares	16	15		15
Custodian fees	259	20	16	28
Accounting fees	53	48	10	44
Professional fees	57	40	14	34
Offering fees	–	–	13	–
Registration fees
Investor Shares	28	13	16	16
Advisor Shares	32
Institutional Shares	11	10		14
Director’s fees	36	3	3	5
Other operating expenses	90	6	1	10
Total operating expenses	12,819	515	208	1,906
Less amounts waived or paid by the Adviser	–	(98)	(51)	–
Net expenses	12,819	417	157	1,906
Net investment loss	(2,858)	(99)	(86)	(786)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	4,379	2,376	150	33,253
Foreign currency related transactions	8	– (1)	4	(13)
Total realized gain	4,387	2,376	154	33,240
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	61,531	3,270	1,257	(4,055)
Foreign currency related transactions	39	1	–	4
Total increase in unrealized appreciation or depreciation	61,570	3,271	1,257	(4,051)
Net gain on investments and foreign currency related transactions	65,957	5,647	1,411	29,189
Net increase in net assets resulting from operations	$63,099	$5,548	$1,325	$28,403

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$459	$46	$3	$29
(3) Net of increase in foreign taxes on unrealized gains		20

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2018 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$10,386	$24,515	$254	$59,581
Interest	319	717	86,193	345
Total investment income	10,705	25,232	86,447	59,926
EXPENSES:
Management fees	12,894	16,499	8,923	65,464
Transfer agent fees
Investor Shares	1,136	937	808	6,719
Advisor Shares	175	326	643	1,034
Institutional Shares	16	17	16	65
Custodian fees	93	106	31	513
Accounting fees	53	53	73	54
Professional fees	53	57	60	199
Registration fees
Investor Shares	24	26	33	51
Advisor Shares	20	29	63	40
Institutional Shares	43	18	12	47
Director’s fees	50	56	44	254
Other operating expenses	68	50	90	271
Total operating expenses	14,625	18,174	10,796	74,711
Net investment income (loss)	(3,920)	7,058	75,651	(14,785)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	111,351	84,653	22,286	931,257
Foreign currency forward contracts	–	(4,086)	–	–
Foreign currency related transactions	(12)	(67)	–	(731)
Futures contracts	–	–	1,241	–
Total realized gain	111,339	80,500	23,527	930,526
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	99,230	(55,166)	(68,966)	(304,752)
Foreign currency forward contracts	–	(2,372)	–	–
Foreign currency related transactions	56	48	–	1,161
Futures contracts	–	–	(418)	–
Total increase in unrealized appreciation or depreciation	99,286	(57,490)	(69,384)	(303,591)
Net gain (loss) on investments and foreign currency related transactions	210,625	23,010	(45,857)	626,935
Net increase in net assets resulting from operations	$206,705	$30,068	$29,794	$612,150

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$303	$1,876		$4,992

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2018 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$1,392	$90,394	$20,544	$25,376
Interest	43	4,613	359	591
Total investment income	1,435	95,007	20,903	25,967
EXPENSES:
Management fees	3,144	71,438	31,532	18,211
Transfer agent fees
Investor Shares	325	4,814	2,635	2,179
Advisor Shares		1,678	237	370
Institutional Shares	15	55	22	17
Custodian fees	70	587	99	37
Accounting fees	44	53	39	38
Professional fees	33	190	105	86
Registration fees
Investor Shares	24	95	31	31
Advisor Shares		74	23	43
Institutional Shares	11	39	38	23
Director’s fees	10	270	123	72
Other operating expenses	12	432	167	307
Total operating expenses	3,688	79,725	35,051	21,414
Net investment income (loss)	(2,253)	15,282	(14,148)	4,553
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	56,720	477,733	664,741	182,585
Investments, from affiliated issuers	(11)	864	–	–
Foreign currency forward contracts	–	(30,228)	–	–
Foreign currency related transactions	(109)	(638)	(103)	–
Total realized gain	56,600	447,731	664,638	182,585
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(2)	(13,159)	(491,839)	(182,398)	(84,665)
Investments, from affiliated issuers	1,184	(46,803)	–	–
Foreign currency forward contracts	–	(28,129)	–	–
Foreign currency related transactions	(3)	500	(2)	–
Total decrease in unrealized appreciation or depreciation	(11,978)	(566,271)	(182,400)	(84,665)
Net gain (loss) on investments and foreign currency related transactions	44,622	(118,540)	482,238	97,920
Net increase (decrease) in net assets resulting from operations	$42,369	$(103,258)	$468,090	$102,473

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$126	$11,147	$84	$272
(2) Net of increase in foreign taxes on unrealized gains		784

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2018 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	THEMATIC	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$1,759	$191	$4,825
Interest	100	1	75
Total investment income	1,859	192	4,900
EXPENSES:
Management fees	6,551	128	2,197
Transfer agent fees
Investor Shares	502	38	273
Advisor Shares	93		87
Institutional Shares	16		15
Custodian fees	36	11	17
Accounting fees	38	10	38
Dividends on securities sold short	–	2	–
Professional fees	38	28	33
Offering fees	–	12	–
Registration fees
Investor Shares	14	13	17
Advisor Shares	17		16
Institutional Shares	33		15
Director’s fees	24	3	12
Other operating expenses	63	3	39
Total operating expenses	7,425	248	2,759
Less amounts waived or paid by the Adviser	–	(53)	(15)
Net expenses	7,425	195	2,744
Net investment income (loss)	(5,566)	(3)	2,156
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	161,733	3,215	42,184
Foreign currency forward contracts	–	(47)	–
Foreign currency related transactions	–	(8)	19
Written options	–	(694)	–
Securities sold short	–	(1)	–
Total realized gain	161,733	2,465	42,203
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	18,277	1,143	(34,839)
Foreign currency forward contracts	–	(29)	–
Foreign currency related transactions	–	3	1
Written options	–	(1)	–
Total increase (decrease) in unrealized appreciation or depreciation	18,277	1,116	(34,838)
Net gain on investments and foreign currency related transactions	180,010	3,581	7,365
Net increase in net assets resulting from operations	$174,444	$3,578	$9,521

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers		$2	$95

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS
	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$(2,858)	$5,224	$(99)	$256
Net realized gain (loss) on:
Investments, from unaffiliated issuers	4,379	54,080	2,376	1,665
Foreign currency related transactions	8	(243)	– (2)	(1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	61,531	238,939	3,270	7,503
Foreign currency related transactions	39	(69)	1	(1)
Net increase in net assets resulting from operations	63,099	297,931	5,548	9,422
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(668)	(171)	(238)	(288)
Advisor Shares	(1,759)	(753)
Institutional Shares	(2,029)	(827)	(44)	(47)
Net realized gains on investment transactions:
Investor Shares	(16,909)	(1,087)	–	–
Advisor Shares	(25,135)	(1,409)
Institutional Shares	(23,267)	(1,160)	–	–
Total distributions paid to shareholders	(69,767)	(5,407)	(282)	(335)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	451,546	791,404	5,347	5,361
Total increase in net assets	444,878	1,083,928	10,613	14,448
Net assets, beginning of period	1,968,572	884,644	51,138	36,690
Net assets, end of period	$2,413,450	$1,968,572	$61,751	$51,138
Accumulated undistributed net investment income (loss)	$(2,881)	$4,433	$(366)	$15

(1)	Unaudited
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Six Months Ended 3/31/2018(1)	Period Ended 9/30/2017(2)	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017
OPERATIONS:
Net investment loss	$(86)	$(10)	$(786)	$(220)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	150	(25)	33,253	20,120
Foreign currency related transactions	4	(1)	(13)	(89)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,257	375	(4,055)	25,918
Foreign currency related transactions	–	–	4	11
Net increase in net assets resulting from operations	1,325	339	28,403	45,740
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(7)	–	–	–
Institutional Shares			–	(186)
Net realized gains on investment transactions:
Investor Shares	(83)	–	(912)	–
Institutional Shares			(1,168)	–
Total distributions paid to shareholders	(90)	–	(2,080)	(186)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	20,947	12,822	(7,135)	(11,750)
Total increase in net assets	22,182	13,161	19,188	33,804
Net assets, beginning of period	13,161	–	291,378	257,574
Net assets, end of period	$35,343	$13,161	$310,566	$291,378
Accumulated undistributed net investment income (loss)	$(87)	$6	$(814)	$(28)

(1)	Unaudited
(2)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL VALUE
	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$(3,920)	$(4,619)	$7,058	$19,522
Net realized gain (loss) on:
Investments, from unaffiliated issuers	111,351	128,629	84,653	18,452
Foreign currency forward contracts	–	6,592	(4,086)	1,761
Foreign currency related transactions	(12)	66	(67)	(321)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	99,230	251,517	(55,166)	452,558
Foreign currency forward contracts	–	94	(2,372)	(4,493)
Foreign currency related transactions	56	47	48	149
Net increase in net assets resulting from operations	206,705	382,326	30,068	487,628
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(5,420)	(4,872)
Advisor Shares	–	–	(6,840)	(3,108)
Institutional Shares	–	–	(14,002)	(8,504)
Net realized gains on investment transactions:
Investor Shares	(41,081)	(1,289)	(10,586)	(14,632)
Advisor Shares	(17,255)	(311)	(10,784)	(8,179)
Institutional Shares	(56,726)	(1,335)	(20,388)	(19,874)
Total distributions paid to shareholders	(115,062)	(2,935)	(68,020)	(59,169)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	300,696	486,587	631,251	582,380
Total increase in net assets	392,339	865,978	593,299	1,010,839
Net assets, beginning of period	2,703,415	1,837,437	3,080,106	2,069,267
Net assets, end of period	$3,095,754	$2,703,415	$3,673,405	$3,080,106
Accumulated undistributed net investment income (loss)	$(3,984)	$(64)	$(3,666)	$15,538

(1)	Unaudited

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME		INTERNATIONAL
	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$75,651	$125,960	$(14,785)	$120,147
Net realized gain (loss) on:
Investments, from unaffiliated issuers	22,286	60,042	931,257	193,492
Investments, from affiliated issuers	–	–	–	9,897
Foreign currency forward contracts	–	92	–	–
Foreign currency related transactions	–	(36)	(731)	(6,091)
Futures contracts	1,241	–	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(68,966)	17,379	(304,752)	1,592,736
Investments, from affiliated issuers	–	–	–	(49,388)
Foreign currency related transactions	–	–	1,161	2,325
Futures contracts	(418)	418	–	–
Net increase in net assets resulting from operations	29,794	203,855	612,150	1,863,118
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(21,454)	(32,485)	(38,619)	(77,560)
Advisor Shares	(46,378)	(86,094)	(20,271)	(38,758)
Institutional Shares	(7,819)	(7,381)	(54,804)	(70,935)
Net realized gains on investment transactions:
Investor Shares	(13,250)	(1,365)	–	–
Advisor Shares	(30,308)	(3,041)	–	–
Institutional Shares	(5,122)	(6)	–	–
Total distributions paid to shareholders	(124,331)	(130,372)	(113,694)	(187,253)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	277,552	581,058	(693,757)	(3,626,913)
Total increase (decrease) in net assets	183,015	654,541	(195,301)	(1,951,048)
Net assets, beginning of period	2,443,542	1,789,001	14,034,427	15,985,475
Net assets, end of period	$2,626,557	$2,443,542	$13,839,126	$14,034,427
Accumulated undistributed net investment income (loss)	$(1,756)	$(1,756)	$(15,037)	$113,442

(1)	Unaudited

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE
	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$(2,253)	$44	$15,282	$123,652
Net realized gain (loss) on:
Investments, from unaffiliated issuers	56,720	82,584	477,733	230,217
Investments, from affiliated issuers	(11)	(2)	864	58,638
Foreign currency forward contracts	–	–	(30,228)	29,315
Foreign currency related transactions	(109)	(187)	(638)	1,051
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(13,159)	(22,061)	(491,839)	2,431,151
Investments, from affiliated issuers	1,184	(1,027)	(46,803)	(395,257)
Foreign currency forward contracts	–	–	(28,129)	(20,377)
Foreign currency related transactions	(3)	82	500	1,405
Net increase (decrease) in net assets resulting from operations	42,369	59,433	(103,258)	2,459,795
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(44,557)	(42,007)
Advisor Shares			(52,848)	(33,270)
Institutional Shares	–	–	(84,996)	(30,068)
Net realized gains on investment transactions:
Investor Shares	(36,616)	(27,861)	(120,016)	(120,836)
Advisor Shares			(120,406)	(79,802)
Institutional Shares	(26,081)	(10,687)	(182,791)	(68,145)
Total distributions paid to shareholders	(62,697)	(38,548)	(605,614)	(374,128)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(44,200)	(252,488)	1,133,219	794,380
Total increase (decrease) in net assets	(64,528)	(231,603)	424,347	2,880,047
Net assets, beginning of period	562,933	794,536	14,955,912	12,075,865
Net assets, end of period	$498,405	$562,933	$15,380,259	$14,955,912
Accumulated undistributed net investment income (loss)	$(2,616)	$(363)	$(58,351)	$108,768

(1)	Unaudited

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$(14,148)	$(39,654)	$4,553	$14,344
Net realized gain (loss) on:
Investments, from unaffiliated issuers	664,741	1,022,279	182,585	453,327
Foreign currency related transactions	(103)	69	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(182,398)	(150,163)	(84,665)	125,836
Foreign currency related transactions	(2)	(11)	–	–
Net increase in net assets resulting from operations	468,090	832,520	102,473	593,507
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(1,391)	(17,209)
Advisor Shares	–	–	(1,475)	(8,466)
Institutional Shares	–	–	(2,468)	(7,041)
Net realized gains on investment transactions:
Investor Shares	(292,322)	(243,702)	(176,355)	(47,996)
Advisor Shares	(76,242)	(41,123)	(101,082)	(20,609)
Institutional Shares	(500,170)	(325,841)	(97,125)	(15,243)
Total distributions paid to shareholders	(868,734)	(610,666)	(379,896)	(116,564)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(185,242)	(1,308,554)	(241,425)	(608,599)
Total decrease in net assets	(585,886)	(1,086,700)	(518,848)	(131,656)
Net assets, beginning of period	6,980,589	8,067,289	4,051,946	4,183,602
Net assets, end of period	$6,394,703	$6,980,589	$3,533,098	$4,051,946
Accumulated undistributed net investment income (loss)	$(27,801)	$(13,653)	$4,443	$5,224

(1)	Unaudited

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP		THEMATIC
	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017	Six Months Ended 3/31/2018(1)	Period Ended 9/30/2017(2)
OPERATIONS:
Net investment loss	$(5,566)	$(10,786)	$(3)	$(27)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	161,733	190,509	3,215	1,172
Foreign currency forward contracts	–	–	(47)	(21)
Foreign currency related transactions	–	–	(8)	(3)
Written options	–	–	(694)	(55)
Securities sold short	–	–	(1)	– (3)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	18,277	(19,498)	1,143	1,030
Foreign currency forward contracts	–	–	(29)	6
Foreign currency related transactions	–	–	3	–
Written options	–	–	(1)	(2)
Net increase in net assets resulting from operations	174,444	160,225	3,578	2,100
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net realized gains on investment transactions:
Investor Shares	(63,823)	(8,357)	(1,606)	–
Advisor Shares	(47,808)	–
Institutional Shares	(75,707)	(5,632)
Total distributions paid to shareholders	(187,338)	(13,989)	(1,606)	–
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	175,598	(144,667)	17,117	13,193
Total increase in net assets	162,704	1,569	19,089	15,293
Net assets, beginning of period	1,284,091	1,282,522	15,293	–
Net assets, end of period	$1,446,795	$1,284,091	$34,382	$15,293
Accumulated undistributed net investment loss	$(13,462)	$(7,896)	$(9)	$(6)

(1)	Unaudited
(2)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Six Months Ended 3/31/2018(1)	Year Ended 9/30/2017
OPERATIONS:
Net investment income	$2,156	$4,919
Net realized gain (loss) on:
Investments, from unaffiliated issuers	42,184	113,069
Foreign currency related transactions	19	(12)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(34,839)	7,112
Foreign currency related transactions	1	30
Net increase in net assets resulting from operations	9,521	125,118
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(750)	(3,087)
Advisor Shares	(1,096)	(1,699)
Institutional Shares	(1,765)	(761)
Net realized gains on investment transactions:
Investor Shares	(19,390)	–
Advisor Shares	(16,540)	–
Institutional Shares	(21,681)	–
Total distributions paid to shareholders	(61,222)	(5,547)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(60,982)	(274,994)
Total decrease in net assets	(112,683)	(155,423)
Net assets, beginning of period	652,190	807,613
Net assets, end of period	$539,507	$652,190
Accumulated undistributed net investment income	$1,761	$3,216

(1)	Unaudited

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

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ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2018(5)	$12.83	(0.03)	0.43	0.40	(0.02)	(0.41)	(0.43)	$12.80
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	$10.51
9/30/2015(6)	$10.00	— (7)	(1.61)	(1.61)	—	—	—	$8.39
Advisor Shares
3/31/2018(5)	$12.87	(0.02)	0.43	0.41	(0.03)	(0.41)	(0.44)	$12.84
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	$10.54
9/30/2015(6)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
Institutional Shares
3/31/2018(5)	$12.89	(0.01)	0.43	0.42	(0.04)	(0.41)	(0.45)	$12.86
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	$10.56
9/30/2015(6)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
EMERGING MARKETS FUND
Investor Shares(8)
3/31/2018(5)	$15.58	(0.03)	1.72	1.69	(0.09)	—	(0.09)	$17.18
9/30/2017	$12.75	0.08	2.87	2.95	(0.12)	—	(0.12)	$15.58
9/30/2016(18)	$9.90	0.19	2.66	2.85	—	—	—	$12.75
9/30/2015	$12.54	0.02	(2.56)	(2.54)	(0.10)	—	(0.10)	$9.90
9/30/2014	$12.32	0.08	0.20	0.28	(0.06)	—	(0.06)	$12.54
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	(0.16)	$12.32
Institutional Shares
3/31/2018(5)	$15.50	(0.03)	1.71	1.68	(0.08)	—	(0.08)	$17.10
9/30/2017	$12.65	0.08	2.86	2.94	(0.09)	—	(0.09)	$15.50
9/30/2016(18)	$9.83	0.03	2.79	2.82	—	—	—	$12.65
9/30/2015	$12.52	0.02	(2.53)	(2.51)	(0.18)	—	(0.18)	$9.83
9/30/2014	$12.32	0.12	0.20	0.32	(0.12)	—	(0.12)	$12.52
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	(0.20)	$12.32

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2018(5)	3.15%	$557,640	1.34%	n/a	(0.44)%	43.16%
9/30/2017	22.70%	$520,406	1.40%	n/a	0.26%	45.04%
9/30/2016	25.27%	$266,122	1.50%	1.52%	0.25%	47.59%
9/30/2015(6)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Advisor Shares
3/31/2018(5)	3.24%	$1,004,630	1.16%	n/a	(0.24)%	43.16%
9/30/2017	22.94%	$763,998	1.21%	n/a	0.47%	45.04%
9/30/2016	25.63%	$340,831	1.25%	n/a	0.28%	47.59%
9/30/2015(6)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
Institutional Shares
3/31/2018(5)	3.29%	$851,180	1.08%	n/a	(0.16)%	43.16%
9/30/2017	22.99%	$684,168	1.12%	n/a	0.50%	45.04%
9/30/2016	25.86%	$277,691	1.15%	n/a	0.44%	47.59%
9/30/2015(6)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
EMERGING MARKETS FUND
Investor Shares(8)
3/31/2018(5)	10.97%	$52,914	1.46%*	1.77%	(0.35)%	17.50%
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
9/30/2016(18)	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
9/30/2015	(20.44)%	$22,842	1.50%	1.79%	0.16%	28.03%
9/30/2014	2.29%	$67,065	1.50%	1.51%	0.64%	32.26%
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
Institutional Shares
3/31/2018(5)	11.05%	$8,837	1.44%*	1.97%	(0.34)%	17.50%
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
9/30/2016(18)	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%
9/30/2015	(20.43)%	$27,961	1.36%	n/a	0.16%	28.03%
9/30/2014	2.65%	$338,286	1.19%	n/a	0.96%	32.26%
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2018(5)	$10.32	(0.05)	1.04	0.99	— (7)	(0.06)	(0.06)	$11.25
9/30/2017(9)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
GLOBAL EQUITY FUND
Investor Shares
3/31/2018(5)	$19.60	(0.07)	1.88	1.81	—	(0.14)	(0.14)	$21.27
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	$15.73
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	$16.18
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	(0.55)	$15.72
Institutional Shares
3/31/2018(5)	$19.66	(0.04)	1.89	1.85	—	(0.14)	(0.14)	$21.37
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66
9/30/2016(10)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2018(5)	$25.69	(0.05)	1.96	1.91	—	(1.07)	(1.07)	$26.53
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	$18.35
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	$18.92
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	$17.29
Advisor Shares
3/31/2018(5)	$25.75	(0.03)	1.96	1.93	—	(1.07)	(1.07)	$26.61
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
9/30/2015(11)	$19.16	0.02	(0.81)	(0.79)	—	—	—	$18.37
Institutional Shares
3/31/2018(5)	$25.92	(0.02)	1.98	1.96	—	(1.07)	(1.07)	$26.81
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	$18.46
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	$19.04
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	$17.35

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2018(5)	9.69%	$35,343	1.50%	1.99%	(0.83)%	24.88%
9/30/2017(9)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%
GLOBAL EQUITY FUND
Investor Shares
3/31/2018(5)	9.34%	$137,997	1.36%	n/a	(0.64)%	58.03%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
Institutional Shares
3/31/2018(5)	9.46%	$172,569	1.11%	n/a	(0.39)%	58.03%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%
9/30/2016(10)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2018(5)	7.65%	$1,097,367	1.13%	n/a	(0.40)%	21.62%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
Advisor Shares
3/31/2018(5)	7.71%	$484,636	0.99%	n/a	(0.25)%	21.62%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
9/30/2015(11)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
Institutional Shares
3/31/2018(5)	7.82%	$1,513,751	0.91%	n/a	(0.18)%	21.62%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
GLOBAL VALUE FUND
Investor Shares
3/31/2018(5)	$17.87	0.02	0.27	0.29	(0.12)	(0.24)	(0.36)	—	$17.80
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	—	$17.87
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	—	$15.30
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)	—	$14.47
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)	—	$15.63
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	(0.09)	—	$14.44
Advisor Shares
3/31/2018(5)	$17.86	0.04	0.26	0.30	(0.15)	(0.24)	(0.39)	—	$17.77
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	—	$17.86
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	—	$15.28
9/30/2015(11)	$15.60	0.05	(1.17)	(1.12)	—	—	—	—	$14.48
Institutional Shares
3/31/2018(5)	$17.90	0.05	0.27	0.32	(0.17)	(0.24)	(0.41)	—	$17.81
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	—	$17.90
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	—	$15.32
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)	—	$14.50
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)	—	$15.67
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	(0.10)	—	$14.46
HIGH INCOME FUND
Investor Shares
3/31/2018(5)	$10.20	0.29	(0.17)	0.12	(0.29)	(0.20)	(0.49)	—	$9.83
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	—	$10.20
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	—	$9.85
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	—	$9.49
9/30/2014(12)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
3/31/2018(5)	$10.20	0.30	(0.18)	0.12	(0.30)	(0.20)	(0.50)	—	$9.82
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	—	$10.20
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	—	$9.85
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	—	$9.49
9/30/2014(12)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Institutional Shares
3/31/2018(5)	$10.19	0.30	(0.17)	0.13	(0.30)	(0.20)	(0.50)	—	$9.82
9/30/2017(13)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	—	$10.19

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE FUND
Investor Shares
3/31/2018(5)	1.76%	$781,437	1.24%	n/a	0.25%	10.15%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
Advisor Shares
3/31/2018(5)	1.76%	$828,793	1.09%	n/a	0.41%	10.15%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
9/30/2015(11)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Institutional Shares
3/31/2018(5)	1.82%	$2,063,175	1.01%	n/a	0.51%	10.15%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%
HIGH INCOME FUND
Investor Shares
3/31/2018(5)	1.20%	$830,940	0.97%	n/a	5.88%	43.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
9/30/2014(12)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
3/31/2018(5)	1.17%	$1,518,042	0.82%	n/a	6.00%	43.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
9/30/2014(12)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%
Institutional Shares
3/31/2018(5)	1.31%	$277,575	0.74%	n/a	6.07%	43.10%
9/30/2017(13)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
3/31/2018(5)	$32.28	(0.06)	1.42	1.36	(0.22)	—	(0.22)	$33.42
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	$28.30
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	$26.97
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	$30.04
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	(0.27)	$28.66
Advisor Shares
3/31/2018(5)	$32.25	(0.03)	1.42	1.39	(0.28)	—	(0.28)	$33.36
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	$28.31
9/30/2015(11)	$31.25	0.07	(4.32)	(4.25)	—	—	—	$27.00
Institutional Shares
3/31/2018(5)	$32.50	(0.02)	1.42	1.40	(0.30)	—	(0.30)	$33.60
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	$28.51
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	$27.19
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	$30.27
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	(0.32)	$28.86
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2018(5)	$24.69	(0.12)	2.09	1.97	—	(3.17)	(3.17)	$23.49
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	$23.17
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	$23.37
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	$24.30
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	(0.23)	$26.39
Institutional Shares
3/31/2018(5)	$24.75	(0.09)	2.10	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
9/30/2016(14)	$22.54	0.04	0.60	0.64	—	—	—	$23.18

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
3/31/2018(5)	4.26%	$5,228,432	1.18%	n/a	(0.34)%	28.72%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
Advisor Shares
3/31/2018(5)	4.33%	$2,554,925	1.03%	n/a	(0.18)%	28.72%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
9/30/2015(11)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
Institutional Shares
3/31/2018(5)	4.36%	$6,055,769	0.95%	n/a	(0.10)%	28.72%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2018(5)	8.75%	$274,292	1.56%	n/a	(1.00)%	35.30%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
Institutional Shares
3/31/2018(5)	8.90%	$224,113	1.34%	n/a	(0.76)%	35.30%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
9/30/2016(14)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%
Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2018(5)	$39.08	0.01	(0.23)	(0.22)	(0.41)	(1.10)	(1.51)	$37.35
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	$32.62
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	$36.56
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	(0.43)	$37.01
Advisor Shares
3/31/2018(5)	$39.11	0.04	(0.24)	(0.20)	(0.48)	(1.10)	(1.58)	$37.33
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
9/30/2015(11)	$35.54	0.15	(3.03)	(2.88)	—	—	—	$32.66
Institutional Shares
3/31/2018(5)	$39.28	0.06	(0.24)	(0.18)	(0.51)	(1.10)	(1.61)	$37.49
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	$32.77
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	$36.71
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	(0.48)	$37.12
MID CAP FUND
Investor Shares
3/31/2018(5)	$42.58	(0.12)	2.86	2.74	—	(5.70)	(5.70)	$39.62
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	$44.42
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	$47.67
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	(1.82)	$48.69
Advisor Shares
3/31/2018(5)	$42.75	(0.09)	2.87	2.78	—	(5.70)	(5.70)	$39.83
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
9/30/2015(11)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	$44.46
Institutional Shares
3/31/2018(5)	$45.84	(0.07)	3.09	3.02	—	(5.70)	(5.70)	$43.16
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	$46.92
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	$49.98
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	(1.82)	$50.75

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2018(5)	(0.55)%	$4,021,303	1.17%	n/a	0.04%	10.98%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
Advisor Shares
3/31/2018(5)	(0.49)%	$4,301,110	1.03%	n/a	0.20%	10.98%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
9/30/2015(11)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
Institutional Shares
3/31/2018(5)	(0.47)%	$7,057,846	0.95%	n/a	0.30%	10.98%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
MID CAP FUND
Investor Shares
3/31/2018(5)	7.02%	$2,000,346	1.19%	n/a	(0.57)%	26.57%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
Advisor Shares
3/31/2018(5)	7.09%	$599,827	1.05%	n/a	(0.42)%	26.57%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
9/30/2015(11)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%
Institutional Shares
3/31/2018(5)	7.14%	$3,794,530	0.95%	n/a	(0.33)%	26.57%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
3/31/2018(5)	$23.98	0.02	0.49	0.51	(0.02)	(2.28)	(2.30)	$22.19
9/30/2017	$21.41	0.06	3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
9/30/2016	$22.22	0.12	2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
9/30/2015	$27.00	0.20	(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	$22.22
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	$27.00
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	(1.15)	$26.34
Advisor Shares
3/31/2018(5)	$23.94	0.03	0.49	0.52	(0.03)	(2.28)	(2.31)	$22.15
9/30/2017	$21.37	0.09	3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
9/30/2016	$22.23	0.14	2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
9/30/2015(11)	$25.12	0.12	(3.01)	(2.89)	—	—	—	$22.23
Institutional Shares
3/31/2018(5)	$23.98	0.04	0.49	0.53	(0.06)	(2.28)	(2.34)	$22.17
9/30/2017	$21.40	0.11	3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98
9/30/2016	$22.25	0.16	2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
9/30/2015	$27.05	0.26	(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	$22.25
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	$27.05
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	(1.21)	$26.38
SMALL CAP FUND
Investor Shares
3/31/2018(5)	$33.61	(0.15)	4.38	4.23	—	(4.97)	(4.97)	$32.87
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	$28.55
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	$26.76
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	$27.65
Advisor Shares
3/31/2018(5)	$33.63	(0.13)	4.39	4.26	—	(4.97)	(4.97)	$32.92
9/30/2017(15)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
3/31/2018(5)	$33.98	(0.12)	4.44	4.32	—	(4.97)	(4.97)	$33.33
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	$28.72
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	$26.85
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	$27.70

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
3/31/2018(5)	2.24%	$1,623,337	1.20%	n/a	0.13%	7.79%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
9/30/2015	(8.45)%	$4,345,131	1.19%	n/a	0.81%	31.18%
9/30/2014	7.18%	$9,305,582	1.19%	n/a	0.46%	25.67%
9/30/2013	31.64%	$9,429,674	1.20%	n/a	0.65%	25.73%
Advisor Shares
3/31/2018(5)	2.31%	$1,006,264	1.06%	n/a	0.30%	7.79%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
9/30/2015(11)	(11.50)%	$938,389	1.09%	1.11%	1.00%	31.18%
Institutional Shares
3/31/2018(5)	2.33%	$903,497	0.98%	n/a	0.36%	7.79%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
9/30/2015	(8.25)%	$1,236,240	0.96%	n/a	1.03%	31.18%
9/30/2014	7.44%	$1,702,469	0.95%	n/a	0.72%	25.67%
9/30/2013	31.97%	$1,366,366	0.98%	n/a	0.86%	25.73%
SMALL CAP FUND
Investor Shares
3/31/2018(5)	13.62%	$436,892	1.22%	n/a	(0.95)%	26.49%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
9/30/2015	6.69%	$863,536	1.23%	n/a	(1.01)%	45.31%
9/30/2014	(3.22)%	$1,231,921	1.21%	n/a	(1.09)%	38.67%
9/30/2013	32.30%	$1,330,188	1.25%	n/a	(0.88)%	42.43%
Advisor Shares
3/31/2018(5)	13.71%	$391,253	1.07%	n/a	(0.80)%	26.49%
9/30/2017(15)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
3/31/2018(5)	13.75%	$618,650	1.01%	n/a	(0.74)%	26.49%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
9/30/2015	6.96%	$389,724	1.02%	n/a	(0.79)%	45.31%
9/30/2014	(3.07)%	$227,772	1.00%	n/a	(0.88)%	38.67%
9/30/2013	32.60%	$224,770	1.06%	n/a	(0.74)%	42.43%

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

						Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
THEMATIC FUND
Investor Shares
3/31/2018(5)	$11.79	—	(7)	1.99	1.99	—	(1.18)	(1.18)	$12.60
9/30/2017(16)	$10.00	(0.02)		1.81	1.79	—	—	—	$11.79
VALUE FUND
Investor Shares
3/31/2018(5)	$15.25	0.04		0.03	0.07	(0.05)	(1.40)	(1.45)	$13.87
9/30/2017	$13.10	0.07		2.17	2.24	(0.09)	—	(0.09)	$15.25
9/30/2016	$11.56	0.09		2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
9/30/2015	$14.14	0.11		(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	$11.56
9/30/2014	$13.38	0.15		1.35	1.50	(0.09)	(0.65)	(0.74)	$14.14
9/30/2013	$11.32	0.12		2.02	2.14	(0.08)	—	(0.08)	$13.38
Advisor Shares
3/31/2018(5)	$15.22	0.05		0.03	0.08	(0.09)	(1.40)	(1.49)	$13.81
9/30/2017	$13.05	0.10		2.15	2.25	(0.08)	—	(0.08)	$15.22
9/30/2016	$11.57	0.10		2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
9/30/2015(11)	$13.41	0.07		(1.91)	(1.84)	—	—	—	$11.57
Institutional Shares
3/31/2018(5)	$15.26	0.06		0.03	0.09	(0.11)	(1.40)	(1.51)	$13.84
9/30/2017	$13.09	0.12		2.15	2.27	(0.10)	—	(0.10)	$15.26
9/30/2016	$11.60	0.11		2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09
9/30/2015	$14.19	0.14		(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	$11.60
9/30/2014	$13.42	0.18		1.35	1.53	(0.11)	(0.65)	(0.76)	$14.19
9/30/2013	$11.35	0.15		2.03	2.18	(0.11)	—	(0.11)	$13.42

Footnotes are presented on Pages 73-74.

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
THEMATIC FUND
Investor Shares
3/31/2018(5)	17.70%	$34,382	1.53	%(17)	1.95	%(17)	(0.03)%	296.03%
9/30/2017(16)	18.00%	$15,293	1.52	%(17)	2.70	%(17)	(0.49)%	170.19%
VALUE FUND
Investor Shares
3/31/2018(5)	0.49%	$186,978	1.04%		n/a		0.58%	13.92%
9/30/2017	17.16%	$216,981	1.01%		n/a		0.50%	44.17%
9/30/2016	24.64%	$457,969	0.96%		n/a		0.75%	52.05%
9/30/2015	(11.90)%	$341,852	1.00%		n/a		0.78%	74.07%
9/30/2014	11.52%	$1,172,529	0.98%		n/a		1.06%	53.36%
9/30/2013	18.97%	$1,164,460	1.04%		n/a		0.94%	57.90%
Advisor Shares
3/31/2018(5)	0.55%	$127,553	0.88%		0.90%		0.70%	13.92%
9/30/2017	17.37%	$181,340	0.85%		n/a		0.71%	44.17%
9/30/2016	24.73%	$251,643	0.84%		n/a		0.89%	52.05%
9/30/2015(11)	(13.72)%	$466,702	0.86%		n/a		1.12%	74.07%
Institutional Shares
3/31/2018(5)	0.62%	$224,976	0.80%		n/a		0.83%	13.92%
9/30/2017	17.46%	$253,869	0.80%		n/a		0.82%	44.17%
9/30/2016	24.78%	$98,001	0.77%		n/a		0.95%	52.05%
9/30/2015	(11.69)%	$180,143	0.75%		n/a		1.07%	74.07%
9/30/2014	11.77%	$304,091	0.74%		n/a		1.31%	53.36%
9/30/2013	19.43%	$249,170	0.76%		n/a		1.21%	57.90%

^	Unless otherwise indicated, amount rounds to less than $0.01 per share, if applicable.
*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Unaudited. For the six months ended March 31, 2018.
(6)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(7)	Amount is between $0.005 and $(0.005) per share.
(8)	Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(9)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(10)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(11)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(12)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(13)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights – continued

(14)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(15)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(16)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(17)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
THEMATIC FUND
Investor Shares
3/31/2018(5)	1.50%	1.92%
9/30/2017#	1.50%	2.69%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
#	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(18)	In the fiscal year ended September 30, 2016, Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Net Investment Income	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
Emerging Markets Fund
Investor Shares	$0.07	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	$0.03	0.61%	(0.24)%	(0.25)%	0.24%

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Notes to Financial Statements – March 31, 2018 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2018, Artisan Partners Funds is a series company comprised of fifteen series and follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Fund (“Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	N/A	N/A
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	N/A	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small Cap Fund (“International Small Cap Fund”)	December 21, 2001	N/A	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Thematic Fund (“Thematic Fund”)	April 24, 2017	N/A	N/A
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

Each Fund is an open-end, diversified mutual fund except Thematic Fund, which is an open-end, non-diversified mutual fund. The investment objective of each Fund (except Developing World Fund, High Income Fund and Thematic Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Thematic Fund’s investment objective is to seek maximum long-term capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Artisan Partners Funds	75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a) Valuation	– The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Exchange traded option contracts were valued at

76	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies, including money market funds, were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

(b)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

Artisan Partners Funds	77

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2014 through 2017) and have concluded that, as of March 31, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2018, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2018, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)	Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)	Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business

78	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of March 31, 2018, Global Value Fund, International Value Fund and Thematic Fund had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)	Equity-linked securities – Developing World Fund, Emerging Markets Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Thematic Fund and Value Fund may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(h)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)

Indemnifications – The Funds indemnify its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds may also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or

Artisan Partners Funds	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2018, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(j)	When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. Unfunded loan commitments do not constitute an investment and, as such, were treated as off-balance-sheet instruments. High Income Fund had unfunded loan commitments during the period, and the total amount it segregated in connection with unfunded commitments was $117,773,000 as of March 31, 2018.

(l)	Redemption Fees – Artisan High Income Fund generally imposed a 2% redemption fee on shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund also waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(m)	Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale the Funds are obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Funds will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Funds terminate the short sale. This loss may be unlimited. The Funds will realize a gain if the security declines in price

80	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Funds may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds generally must segregate cash or other liquid assets for the benefit of its custodian to secure the Funds’ obligation to replace the security, so that the total of the amounts segregated is equal to the market value of the securities sold short.

Artisan Partners Funds has an agreement with State Street Bank and Trust Company (“SSB”), the Fund’s custodian, in order to execute short sales. The Funds incur expenses as a result of executing short sales.

During the period ended March 31, 2018, only Thematic Fund engaged in short sales and paid dividends on securities sold short, as shown in the Statements of Operations. For the period ended March 31, 2018, Thematic Fund incurred fees and expenses on short sales, which is included in other operating expenses in the Statements of Operations. As of March 31, 2018, there were no open short sale positions for any of the Funds.

(n)	Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Artisan Partners Funds	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably. Given the low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

82	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or may be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

As a non-diversified fund, Thematic Fund may invest a larger portion of its assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this

Artisan Partners Funds	83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in footnote 2(a). A description of the fair value leveling techniques are described below:

Equity securities, money market funds, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, equity-linked securities and foreign currency forward contracts are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

84	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2018 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$313,638	$309,291	$-		$622,929
Emerging Asia	480,928	576,064	-		1,056,992
Europe, Middle East & Africa	63,824	160,593	-		224,417
Latin America	287,851	41,654	-		329,505
Money Market Funds	177,350	-	-		177,350
Total Investments	$1,323,591	$1,087,602	$-		$2,411,193
Emerging Markets
Common Stocks(1)
Developed Markets	$169	$2,343	$-		$2,512
Emerging Asia	22,876	12,948	-	(3)	35,824
Europe, Middle East & Africa	1,602	8,973	-		10,575
Latin America	7,932	545	-		8,477
Preferred Stocks(1)
Europe, Middle East & Africa	1,417	-	-		1,417
Latin America	1,635	-	-		1,635
Money Market Funds	1,565	-	-		1,565
Total Investments	$37,196	$24,809	$-	(3)	$62,005
Global Discovery
Common Stocks(1)
Americas	$20,220	$-	$-		$20,220
Emerging Markets	2,105	719	-		2,824
Europe	-	8,522	-		8,522
Pacific Basin	1,269	1,711	-		2,980
Preferred Stock(1)
Europe	-	376	-		376
Money Market Funds	708	-	-		708
Total Investments	$24,302	$11,328	$-		$35,630
Global Equity
Common Stocks(1)
Americas	$133,389	$-	$-		$133,389
Emerging Markets	16,519	13,740	-		30,259
Europe	8,929	97,449	-		106,378
Pacific Basin	13,805	9,674	-		23,479
Equity-Linked Security(1)
Europe	-	1,708	-		1,708
Money Market Funds	15,351	-	-		15,351
Total Investments	$187,993	$122,571	$-		$310,564

Artisan Partners Funds	85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Global Opportunities
Common Stocks(1)
Americas	$1,368,858	$-	$-		$1,368,858
Emerging Markets	134,148	122,289	-		256,437
Europe	84,700	665,673	-		750,373
Pacific Basin	268,912	296,698	-		565,610
Money Market Funds	167,710	-	-		167,710
Total Investments	$2,024,328	$1,084,660	$-		$3,108,988
Global Value
Common Stocks(1)
Americas	$1,535,344	$-	$-		$1,535,344
Emerging Markets	455,645	27,718	-		483,363
Europe	7,665	1,147,278	-		1,154,943
Pacific Basin	71,067	-	-		71,067
Preferred Stock(1)
Emerging Markets	4,552	-	-		4,552
Money Market Funds	418,783	-	-		418,783
Total Investments	2,493,056	1,174,996	-		3,668,052
Foreign Currency Forward Contract(2)	-	(6,439)	-		(6,439)
Total	$2,493,056	$1,168,557	$-		$3,661,613
High Income
Corporate Bonds(1)	$-	$1,992,521	$-		$1,992,521
Bank Loans(1)	-	495,872	-		495,872
Convertible Debenture(1)	-	43,624	-		43,624
Preferred Stocks(1)	-	2,247	6,948		9,195
Common Stock(1)	-	406	-		406
Corporate Bond Escrows(1)	-	-	-	(4)	-	(4)
Money Market Funds	158,471	-	-		158,471
Total Investments	$158,471	$2,534,670	$6,948		$2,700,089
International
Common Stocks(1)
Americas	$1,431,662	$-	$-		$1,431,662
Emerging Markets	581,073	736,848	-		1,317,921
Europe	246,282	8,234,662	-		8,480,944
Pacific Basin	1,024,425	397,413	-		1,421,838
Equity-Linked Security(1)
Europe	-	352,874	-		352,874
Preferred Stock(1)
Europe	-	213,847	-		213,847
Money Market Funds	830,620	-	-		830,620
Total Investments	$4,114,062	$9,935,644	$-		$14,049,706

86	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Small Cap
Common Stocks(1)
Americas	$20,883	$-	$-	$20,883
Emerging Markets	-	25,736	-	25,736
Europe	33,056	346,945	-	380,001
Pacific Basin	36,668	10,460	-	47,128
Money Market Funds	21,788	-	-	21,788
Total Investments	$112,395	$383,141	$-	$495,536
International Value
Common Stocks(1)
Americas	$2,020,439	$-	$-	$2,020,439
Emerging Markets	1,853,084	425,038	-	2,278,122
Europe	32,333	8,187,275	-	8,219,608
Pacific Basin	421,183	-	-	421,183
Preferred Stocks(1)
Emerging Markets	111,132	-	-	111,132
Money Market Funds	2,326,307	-	-	2,326,307
Total Investments	6,764,478	8,612,313	-	15,376,791
Foreign Currency Forward Contracts(2)	-	(45,398)	-	(45,398)
Total	$6,764,478	$8,566,915	$-	$15,331,393
Mid Cap
Common Stocks(1)
Americas	$5,966,259	$-	$-	$5,966,259
Europe	-	219,333	-	219,333
Pacific Basin	-	100,596	-	100,596
Money Market Funds	78,584	-	-	78,584
Total Investments	$6,044,843	$319,929	$-	$6,364,772
Mid Cap Value
Common Stocks(1)	$3,296,918	$-	$-	$3,296,918
Money Market Funds	221,010	-	-	221,010
Total Investments	$3,517,928	$-	$-	$3,517,928
Small Cap
Common Stocks(1)	$1,411,951	$-	$-	$1,411,951
Money Market Funds	38,798	-	-	38,798
Total Investments	$1,450,749	$-	$-	$1,450,749

Artisan Partners Funds	87

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Thematic
Common Stocks(1)	$31,902	$1,782	$-	$33,684
Purchased Option Contracts	144	-	-	144
Money Market Funds	1,100	-	-	1,100
Total Investments	33,146	1,782	-	34,928
Foreign Currency Forward Contracts(2)	-	(23)	-	(23)
Written Option Contracts	(11)	-	-	(11)
Total	$33,135	$1,759	$-	$34,894
Value
Common Stocks(1)
Americas	$485,575	$-	$-	$485,575
Europe	-	18,662	-	18,662
Preferred Stock(1)
Emerging Markets	17,573	-	-	17,573
Money Market Funds	19,481	-	-	19,481
Total Investments	$522,629	$18,662	$-	$541,291

(1)See the Fund’s Schedule of Investments for sector or country classifications.

(2)Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

(3)Common stock, valued at $0.

(4)Corporate bonds escrow, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2017 and March 31, 2018, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to local market holidays, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 1 to Level 2 for each applicable Fund as of March 31, 2018 (in thousands):

Transfers from Level 1 to Level 2
Developing World	$957,210
Emerging Markets	22,061
Global Discovery	8,305
Global Equity	79,307
Global Opportunities	887,370
Global Value	984,596
International	8,270,670
International Small Cap	310,872
International Value	7,795,407
Mid Cap	277,919
Thematic	590
Value	18,662

88	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at March 31, 2018		Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$-	(1)	Discounts for illiquidity and uncertainty	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bond Escrows	$-	(1)	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$6,948		Market multiples approach with discount for uncertainty of collectability	Enterprise Value/Earnings before interest, taxes, depreciation and amortization multiple of 9.19x determined from comparable companies less 25% discount	Valuation decrease as discount increased

(1)Includes one or more securities valued at $0.

As of March 31, 2018, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund
Balance as of September 30, 2017	$-	(1)	$4,863	(1)
Transfers into Level 3	-		-
Net change in unrealized appreciation	-		2,085
Purchases	-		-
Sales	-		-
Realized Gain/Loss	-		-
Transfers out of Level 3	-		-

Balance as of March 31, 2018	$-	(1)	$6,948	(1)

Net change in unrealized appreciation for investments held as of March 31, 2018	$-		$2,085

(1)Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Shares and Advisor Shares of the Funds, some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. Each Fund paid a

Artisan Partners Funds	89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. Institutional Shares of the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2018 (in thousands):

	Six Months Ended 3/31/2018
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$26	$633	$659
Artisan Developing World Fund - Advisor Shares	24	286	310
Artisan Developing World Fund - Institutional Shares	16	-	16
Artisan Emerging Markets Fund - Investor Shares	23	52	75
Artisan Emerging Markets Fund - Institutional Shares	15	-	15
Artisan Global Discovery Fund - Investor Shares	19	14	33
Artisan Global Equity Fund - Investor Shares	27	148	175
Artisan Global Equity Fund - Institutional Shares	15	-	15
Artisan Global Opportunities Fund - Investor Shares	40	1,096	1,136
Artisan Global Opportunities Fund - Advisor Shares	23	152	175
Artisan Global Opportunities Fund - Institutional Shares	16	-	16
Artisan Global Value Fund - Investor Shares	36	901	937
Artisan Global Value Fund - Advisor Shares	24	302	326
Artisan Global Value Fund - Institutional Shares	17	-	17
Artisan High Income Fund - Investor Shares	26	782	808
Artisan High Income Fund - Advisor Shares	27	616	643
Artisan High Income Fund - Institutional Shares	16	-	16
Artisan International Fund - Investor Shares	161	6,558	6,719
Artisan International Fund - Advisor Shares	58	976	1,034
Artisan International Fund - Institutional Shares	65	-	65
Artisan International Small Cap Fund - Investor Shares	34	291	325
Artisan International Small Cap Fund - Institutional Shares	15	-	15
Artisan International Value Fund - Investor Shares	63	4,751	4,814
Artisan International Value Fund - Advisor Shares	52	1,626	1,678
Artisan International Value Fund - Institutional Shares	55	-	55
Artisan Mid Cap Fund - Investor Shares	70	2,565	2,635

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2018
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Mid Cap Fund - Advisor Shares	$25	$212	$237
Artisan Mid Cap Fund - Institutional Shares	22	-	22
Artisan Mid Cap Value Fund - Investor Shares	77	2,102	2,179
Artisan Mid Cap Value Fund - Advisor Shares	30	340	370
Artisan Mid Cap Value Fund - Institutional Shares	17	-	17
Artisan Small Cap Fund - Investor Shares	56	446	502
Artisan Small Cap Fund - Advisor Shares	23	70	93
Artisan Small Cap Fund - Institutional Shares	16	-	16
Artisan Thematic Fund - Investor Shares	22	16	38
Artisan Value Fund - Investor Shares	32	241	273
Artisan Value Fund - Advisor Shares	25	62	87
Artisan Value Fund - Institutional Shares	15	-	15

(6)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the period ended March 31, 2018 as follows (in thousands):

Developing World	$20
Emerging Markets	-	(1)
Global Discovery	-
Global Equity	-	(1)
Global Opportunities	3
Global Value	1
International	-
International Small Cap	-
International Value	22
Mid Cap	15
Mid Cap Value	58
Small Cap	2
Thematic	-
Value	14

(1)Amount rounds to less than $1

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(7)	Derivative Transactions:

A Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in U.S. dollar or foreign currencies). A Fund may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

Futures Transactions

A Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as unrealized gain on futures contracts in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

92	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Options Transactions

A Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments, at value and written options, at value, respectively, in the Statements of Assets and Liabilities.

If an option written expires, a Fund realizes a gain equal to the premium received at the time the option was written. If an option purchased expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2018 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities location	Value
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contract	$(6,439)
International Value	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$2,453
	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(47,851)
Thematic	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contract	$1
	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(24)
	Equity	Purchased options contracts	Investments, at value	$144
	Equity	Written options contracts	Written options, at value	$(11)

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the period ended March 31, 2018 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations location	Net Realized Gain (Loss)	Statements of Operations location	Unrealized Appreciation (Depreciation)
Global Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(4,086)	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(2,372)
High Income	Interest rate	Futures contracts	Net realized gain on futures contracts	$1,241	Net decrease in unrealized appreciation or depreciation on futures contracts	$(418)
International Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(30,228)	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(28,129)
Thematic	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(47)	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(29)
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$900	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$28
	Equity	Written options contracts	Net realized loss on written options	$(694)	Net decrease in unrealized appreciation or depreciation on written options	$(1)

The average monthly amount outstanding for each derivative type as of March 31, 2018 was as follows (dollar value in thousands):

Volume of derivative activity

Fund	Derivative Type	Average Monthly Principal Amount
Global Value	Foreign currency forward contracts	$87,857
International Value	Foreign currency forward contracts	$1,266,086
Thematic	Foreign currency forward contracts	$2,227

Fund	Derivative Type	Average Monthly Notional Amount
High Income	Futures contracts	$7,750

Fund	Derivative Type	Average Monthly Notional Amount
Thematic	Purchased options contracts	58,000
	Written options contracts	18,000

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
International Value	State Street Bank and Trust Company	$2,453	$(2,453)	$-	$-
Thematic	State Street Bank and Trust Company	1	(1)	-	-

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Value	State Street Bank and Trust Company	$6,439	$-	$-	$6,439
International Value	State Street Bank and Trust Company	47,851	(2,453)	-	45,398
Thematic	State Street Bank and Trust Company	24	(1)	-	23

(8)	Related Party Transactions:

(a)	Investment Advisory Agreement – The Adviser, with which the officers and a director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2018. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Emerging Markets Fund and Thematic Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)	Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. This contract continues through January 31, 2019, at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2018 (dollar values in thousands):

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Artisan Developing World Fund - Investor Shares	1.50%	$-
Artisan Developing World Fund - Advisor Shares	1.40%	-
Artisan Developing World Fund - Institutional Shares	1.40%	-
Artisan Emerging Markets Fund - Investor Shares(1)	1.35%	74
Artisan Emerging Markets Fund - Institutional Shares(1)	1.20%	24
Artisan Global Discovery Fund - Investor Shares	1.50%	51
Artisan Global Equity Fund - Investor Shares	1.50%	-
Artisan Global Equity Fund - Institutional Shares	1.50%	-
Artisan Global Opportunities Fund - Advisor Shares	1.10%	-
Artisan Global Value Fund - Advisor Shares	1.20%	-
Artisan High Income Fund - Investor Shares	1.25%	-
Artisan High Income Fund - Advisor Shares	1.25%	-

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Artisan High Income Fund - Institutional Shares	1.25%	$-
Artisan International Fund - Advisor Shares	1.07%	-
Artisan International Value Fund - Advisor Shares	1.06%	-
Artisan Mid Cap Fund - Advisor Shares	1.10%	-
Artisan Mid Cap Value Fund - Advisor Shares	1.09%	-
Artisan Small Cap Fund - Advisor Shares	1.15%	-
Artisan Thematic Fund - Investor Shares	1.50%	53
Artisan Value Fund - Advisor Shares	0.88%	15

(1)Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018.

For the period ended March 31, 2018, no operating expenses were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser as of March 31, 2018.

(c)	Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2018, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $270,000, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds and a decrease of $10,000 for any terminated series of Artisan Partners Funds.

In addition, the independent chair and each committee chair receives additional compensation based on an annual fee as follows:

Amount
Independent board chair	$60,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

If more than seven in-person meetings or four telephonic meetings are held in a calendar year, each director is paid an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)	Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(9)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of financial institutions, including SSB, as lenders and SSB as administrative agent, that expires in June 2018. Under the line of credit, each Fund can borrow an amount that shall not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all the Funds may not exceed $150 million. The Funds paid a commitment fee at the annual rate of 0.20% on the unused portion of the line of credit and interest was charged on any borrowings at the higher of (i) the current overnight Federal Funds rate (but, in any event, not less than 0.00%) plus 1.25% or (ii) the one month LIBOR rate (but, in any event, not less than 0.00%) plus 1.25%. The Funds also paid an agent’s fee to SSB, an up-front fee to the lenders and the Funds’ and SSB’s legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2018, there were no borrowings under the line of credit for any of the Funds, except for International Small Cap Fund, which had maximum borrowings of approximately $11,000,000. Fees and interest expense, if any, related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at March 31, 2018.

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the period ended March 31, 2018 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$1,229,161	$865,926
Emerging Markets	14,735	9,790
Global Discovery	26,627	5,164
Global Equity	176,113	201,427
Global Opportunities	794,191	591,578

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Security Purchases	Security Sales
Global Value	$768,747	$304,713
High Income	1,333,742	1,039,223
International	3,982,493	5,076,933
International Small Cap	171,288	268,337
International Value	1,759,662	1,444,568
Mid Cap	1,740,642	2,634,011
Mid Cap Value	278,573	823,268
Small Cap	349,861	347,386
Thematic	91,707	76,648
Value	80,206	182,543

(11)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2018 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2018.

		As of 9/30/2017			Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		As of 3/31/2018
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds			Dividend Income@	Share Balance	Value
International Small Cap
	SyntheticMR AB	235,564	$1,038	$122	$(11)	$1,184	$-	263,329	$10,186
	Total		$1,038	$122	$(11)	$1,184	$-		$10,186
International Value
	Panalpina Welttransport Holding AG	2,385,384	$6,339	$11,847	$864	$(46,803)	$-	2,360,124	$298,103
	Total		$6,339	$11,847	$864	$(46,803)	$-		$298,103

@	Net of foreign taxes withheld, if any.

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2018 was as follows (in thousands):

Fund	Cost of Investments		Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$1,994,468		$465,359	$(48,634)	$416,725
Emerging Markets	48,897		21,142	(8,034)	13,108
Global Discovery	33,998		2,046	(414)	1,632
Global Equity	255,269		58,318	(3,023)	55,295
Global Opportunities	2,321,418		809,722	(22,152)	787,570
Global Value	3,078,622		659,557	(76,566)	582,991
High Income	2,716,698		49,386	(65,995)	(16,609)
International	10,937,654		3,271,539	(159,487)	3,112,052
International Small Cap	380,018		124,985	(9,467)	115,518
International Value	12,272,386		3,542,938	(483,931)	3,059,007
Mid Cap	4,663,268		1,781,878	(80,374)	1,701,504
Mid Cap Value	2,359,135		1,206,886	(48,093)	1,158,793
Small Cap	945,285		522,867	(17,403)	505,464
Thematic	32,747	(1)	2,540	(393)	2,147
Value	408,876		139,707	(7,292)	132,415

(1)	Net of premiums received on written options contracts.

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2018.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2018 and the year ended September 30, 2017 were as follows (in thousands):

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$50,437	$19,330	$5,339	$68

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Emerging Markets	$282	$-	$335		$-
Global Discovery	90	-	-	(1)	-	(1)
Global Equity	865	1,215	186		-
Global Opportunities	2,046	113,016	-		2,935
Global Value	45,330	22,690	25,778		33,391
High Income	115,639	8,692	130,372		-
International	113,694	-	187,253		-
International Small Cap	577	62,120	-		38,548
International Value	215,161	390,453	133,521		240,607
Mid Cap	-	868,734	-		610,666
Mid Cap Value	30,331	349,565	39,080		77,484
Small Cap	-	187,338	-		13,989
Thematic	1,606	-	-	(2)	-	(2)
Value	14,965	46,257	5,547		-

(1)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(2)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for International Fund and Mid Cap Fund of approximately $55,368,000 and $22,211,000, respectively, were included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2018, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and will be reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities as part of the annual process.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, Section 988 currency gains and losses, PFIC gains and losses, and utilization of earnings and profits distributed to shareholders on redemption of shares. These reclassifications have no impact on the net asset values of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2017. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2017.

Additional tax information as of and for the year ended September 30, 2017 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses		Qualified Late Year Ordinary Losses		Other Deferred Gains (Losses)(1)
Developing World	$39,667	$17,858	$-		$-		$(79)
Emerging Markets	282	-	-		-		(135)
Global Discovery	7	-	13	(2)	-	(2)	(1	)(2)
Global Equity	-	1,214	-		24		(17)
Global Opportunities	2,036	113,007	-		-		(75)
Global Value	39,342	13,491	-		-		82
High Income	39,979	8,687	-		-		(1,756)
International	113,664	-	-		-		(21,666)
International Small Cap	-	49,362	-		151		(5)
International Value	214,632	255,803	-		-		493
Mid Cap	-	731,325	-		13,517		(166)
Mid Cap Value	30,310	349,551	-		-		(200)
Small Cap	-	160,032	-		7,875		(21)
Thematic	1,188	-	-	(3)	-	(3)	(34	)(3)
Value	14,239	42,358	-		-		(23)

(1)	Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2017 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.
(2)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(3)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

As of September 30, 2017, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unlimited – ST	Unlimited – LT		Unlimited – LT
Emerging Markets	$5,799	$129,588	(1)	$1,608
Global Equity	-	-		2,336
International	307,753	-		216,245

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,815, pursuant to IRC Section 382-383.

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,103,431	$65,999	26,428,621	$295,803
Advisor Shares	21,122,882	274,818	34,103,097	378,816
Institutional Shares	14,219,900	183,341	28,946,054	345,202
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,377,040	17,447	128,759	1,248
Advisor Shares	2,095,611	26,614	220,529	2,139
Institutional Shares	1,263,067	16,066	180,951	1,757
Cost of shares redeemed
Investor Shares	(3,490,336)	(45,232)	(11,306,434)	(126,690)
Advisor Shares	(4,358,948)	(56,115)	(7,275,937)	(80,966)
Institutional Shares	(2,384,811)	(31,392)	(2,339,986)	(25,905)
Net increase from fund share transactions
Investor Shares	2,990,135	38,214	15,250,946	170,361
Advisor Shares	18,859,545	245,317	27,047,689	299,989
Institutional Shares	13,098,156	168,015	26,787,019	321,054

	EMERGING MARKETS
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	643,939	$10,981	822,001	$10,978
Institutional Shares	40,572	660	66,831	917
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	14,393	236	24,100	285
Institutional Shares	2,697	44	4,031	47
Cost of shares redeemed
Investor Shares	(302,188)	(5,145)	(485,152)	(6,515)
Institutional Shares	(88,489)	(1,429)	(27,023)	(351)
Net increase (decrease) from fund share transactions
Investor Shares	356,144	6,072	360,949	4,748
Institutional Shares	(45,220)	(725)	43,839	613

Footnotes are presented on Page 110.

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL DISCOVERY
	Six Months Ended 3/31/2018		Period Ended 9/30/2017(1)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,912,481	$21,429	1,275,281	$12,822
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	8,470	90	-	-
Cost of shares redeemed
Investor Shares	(53,673)	(572)	-	-
Net increase from fund share transactions
Investor Shares	1,867,278	20,947	1,275,281	12,822

	GLOBAL EQUITY
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	453,264	$9,482	1,713,058	$28,866
Institutional Shares	711,805	14,638	1,649,836	29,365
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	43,999	905	-	-
Institutional Shares	43,773	903	11,717	186
Cost of shares redeemed
Investor Shares	(735,873)	(15,426)	(3,802,085)	(65,048)
Institutional Shares	(795,257)	(17,637)	(285,675)	(5,119)
Net increase (decrease) from fund share transactions
Investor Shares	(238,610)	(5,039)	(2,089,027)	(36,182)
Institutional Shares	(39,679)	(2,096)	1,375,878	24,432

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,118,107	$188,559	14,705,328	$335,539
Advisor Shares	4,422,305	117,634	8,685,957	203,202
Institutional Shares	7,812,080	208,449	18,475,484	441,676
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,584,556	40,295	59,403	1,240
Advisor Shares	568,901	14,501	10,718	224
Institutional Shares	2,083,656	53,508	59,918	1,259
Cost of shares redeemed
Investor Shares	(5,259,547)	(138,192)	(12,802,431)	(292,540)
Advisor Shares	(2,248,977)	(59,525)	(2,102,757)	(47,039)
Institutional Shares	(4,762,940)	(124,533)	(6,596,250)	(156,974)
Net increase from fund share transactions
Investor Shares	3,443,116	90,662	1,962,300	44,239
Advisor Shares	2,742,229	72,610	6,593,918	156,387
Institutional Shares	5,132,796	137,424	11,939,152	285,961

Footnotes are presented on Page 110.

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL VALUE
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,125,873	$94,075	13,715,916	$220,919
Advisor Shares	9,174,093	168,156	27,522,474	444,152
Institutional Shares	36,237,234	670,165	34,106,980	548,575
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	862,022	15,430	1,261,399	18,946
Advisor Shares	878,354	15,687	671,815	10,064
Institutional Shares	1,801,378	32,227	1,697,055	25,473
Cost of shares redeemed
Investor Shares	(7,511,282)	(137,613)	(18,466,031)	(298,989)
Advisor Shares	(8,037,551)	(147,061)	(9,948,250)	(163,074)
Institutional Shares	(4,396,746)	(79,815)	(13,540,853)	(223,686)
Net increase (decrease) from fund share transactions
Investor Shares	(1,523,387)	(28,108)	(3,488,716)	(59,124)
Advisor Shares	2,014,896	36,782	18,246,039	291,142
Institutional Shares	33,641,866	622,577	22,263,182	350,362

	HIGH INCOME
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	28,187,999	$281,881	42,750,361	$429,384
Advisor Shares	30,270,770	302,425	94,508,740	945,535
Institutional Shares(2)	9,902,759	98,266	28,879,132	289,662
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,451,928	34,323	3,339,763	33,454
Advisor Shares	6,283,928	62,521	7,194,728	72,133
Institutional Shares(2)	820,386	8,156	390,775	3,959
Cost of shares redeemed(3)
Investor Shares	(9,082,183)	(90,589)	(39,383,067)	(394,655)
Advisor Shares	(33,928,405)	(337,892)	(76,090,116)	(762,796)
Institutional Shares(2)	(8,200,233)	(81,539)	(3,533,139)	(35,618)
Net increase from fund share transactions
Investor Shares	22,557,744	225,615	6,707,057	68,183
Advisor Shares	2,626,293	27,054	25,613,352	254,872
Institutional Shares(2)	2,522,912	24,883	25,736,768	258,003
Redemption Fee
Investor Shares	-	29	-	43
Advisor Shares	-	60	-	112
Institutional Shares(2)	-	10	-	11

Footnotes are presented on Page 110.

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,495,203	$252,527	21,460,122	$602,069
Advisor Shares	12,029,920	405,903	48,914,988	1,363,187
Institutional Shares	25,593,393	863,065	59,879,249	1,705,624
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,064,716	35,370	2,689,359	69,278
Advisor Shares	488,021	16,173	932,992	23,987
Institutional Shares	1,481,697	49,444	2,196,282	56,840
Cost of shares redeemed
Investor Shares	(32,027,881)	(1,078,667)	(124,488,489)	(3,442,647)
Advisor Shares	(9,029,983)	(303,506)	(75,036,265)	(2,087,702)
Institutional Shares	(27,453,106)	(934,066)	(66,398,817)	(1,917,549)
Net increase (decrease) from fund share transactions
Investor Shares	(23,467,962)	(790,770)	(100,339,008)	(2,771,300)
Advisor Shares	3,487,958	118,570	(25,188,285)	(700,528)
Institutional Shares	(378,016)	(21,557)	(4,323,286)	(155,085)

	INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	364,018	$8,532	3,045,315	$63,754
Institutional Shares	1,425,324	34,377	2,832,343	59,117
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,564,423	34,589	1,265,034	24,719
Institutional Shares	1,019,667	22,626	546,362	10,687
Cost of shares redeemed
Investor Shares	(2,712,454)	(64,202)	(17,100,158)	(363,478)
Institutional Shares	(3,261,327)	(80,122)	(2,100,506)	(47,287)
Net increase (decrease) from fund share transactions
Investor Shares	(784,013)	(21,081)	(12,789,809)	(275,005)
Institutional Shares	(816,336)	(23,119)	1,278,199	22,517

Footnotes are presented on Page 110.

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,195,101	$394,957	19,331,747	$667,997
Advisor Shares	19,074,836	737,188	75,231,098	2,647,867
Institutional Shares	30,395,588	1,193,022	78,788,196	2,852,869
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,852,996	146,915	4,757,493	150,527
Advisor Shares	4,179,121	159,141	2,574,951	81,420
Institutional Shares	6,596,633	252,189	2,800,424	88,857
Cost of shares redeemed
Investor Shares	(17,693,777)	(688,862)	(76,719,390)	(2,672,357)
Advisor Shares	(18,594,651)	(725,447)	(72,611,034)	(2,602,777)
Institutional Shares	(8,659,268)	(335,884)	(11,769,461)	(420,023)
Net increase (decrease) from fund share transactions
Investor Shares	(3,645,680)	(146,990)	(52,630,150)	(1,853,833)
Advisor Shares	4,659,306	170,882	5,195,015	126,510
Institutional Shares	28,332,953	1,109,327	69,819,159	2,521,703

	MID CAP
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,255,254	$90,840	7,198,026	$285,411
Advisor Shares	3,185,785	128,756	9,871,483	388,631
Institutional Shares	7,784,139	338,821	14,114,027	605,273
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,652,678	290,725	6,401,868	239,878
Advisor Shares	1,953,424	74,562	1,065,775	40,052
Institutional Shares	9,741,705	402,819	6,589,481	265,293
Cost of shares redeemed
Investor Shares	(12,912,880)	(519,093)	(38,304,423)	(1,515,448)
Advisor Shares	(3,733,246)	(150,809)	(8,039,927)	(323,763)
Institutional Shares	(19,472,348)	(841,863)	(30,271,026)	(1,293,881)
Net increase (decrease) from fund share transactions
Investor Shares	(3,004,948)	(137,528)	(24,704,529)	(990,159)
Advisor Shares	1,405,963	52,509	2,897,331	104,920
Institutional Shares	(1,946,504)	(100,223)	(9,567,518)	(423,315)

Footnotes are presented on Page 110.

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,811,024	$110,672	10,156,070	$230,379
Advisor Shares	6,072,601	140,260	33,907,058	770,303
Institutional Shares	3,629,515	83,982	20,798,443	484,986
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,240,181	158,850	2,721,981	59,258
Advisor Shares	4,486,111	98,201	1,278,251	27,751
Institutional Shares	4,163,714	91,185	930,551	20,221
Cost of shares redeemed
Investor Shares	(20,533,512)	(474,545)	(44,130,457)	(999,637)
Advisor Shares	(9,140,987)	(210,919)	(39,182,800)	(907,931)
Institutional Shares	(10,437,991)	(239,111)	(12,971,915)	(293,929)
Net increase (decrease) from fund share transactions
Investor Shares	(8,482,307)	(205,023)	(31,252,406)	(710,000)
Advisor Shares	1,417,725	27,542	(3,997,491)	(109,877)
Institutional Shares	(2,644,762)	(63,944)	8,757,079	211,278

	SMALL CAP
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	576,417	$18,518	2,312,058	$69,074
Advisor Shares(4)	1,745,095	55,837	10,516,823	323,387
Institutional Shares	4,544,962	148,460	3,521,581	107,985
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,026,759	62,201	281,769	8,225
Advisor Shares(4)	1,554,204	47,745	-	-
Institutional Shares	1,925,548	59,885	146,960	4,329
Cost of shares redeemed
Investor Shares	(3,041,303)	(97,880)	(14,402,774)	(437,740)
Advisor Shares(4)	(1,072,473)	(35,301)	(859,940)	(27,209)
Institutional Shares	(2,563,931)	(83,867)	(6,178,690)	(192,718)
Net increase (decrease) from fund share transactions
Investor Shares	(438,127)	(17,161)	(11,808,947)	(360,441)
Advisor Shares(4)	2,226,826	68,281	9,656,883	296,178
Institutional Shares	3,906,579	124,478	(2,510,149)	(80,404)

Footnotes are presented on Page 110.

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	THEMATIC
	Six Months Ended 3/31/2018		Period Ended 9/30/2017(5)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,512,861	$18,275	1,369,142	$14,004
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	137,916	1,605	-	-
Cost of shares redeemed
Investor Shares	(219,399)	(2,763)	(72,349)	(811)
Net increase from fund share transactions
Investor Shares	1,431,378	17,117	1,296,793	13,193

	VALUE
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	654,291	$9,588	7,349,205	$101,689
Advisor Shares	1,123,088	16,214	10,448,919	146,805
Institutional Shares	1,193,109	17,452	10,575,755	157,421
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,403,230	19,631	227,083	3,036
Advisor Shares	1,258,181	17,514	126,771	1,690
Institutional Shares	1,608,478	22,438	51,982	694
Cost of shares redeemed
Investor Shares	(2,808,808)	(41,158)	(28,312,024)	(403,666)
Advisor Shares	(5,063,714)	(75,280)	(17,941,677)	(261,653)
Institutional Shares	(3,184,343)	(47,381)	(1,478,593)	(21,010)
Net increase (decrease) from fund share transactions
Investor Shares	(751,287)	(11,939)	(20,735,736)	(298,941)
Advisor Shares	(2,682,445)	(41,552)	(7,365,987)	(113,158)
Institutional Shares	(382,756)	(7,491)	9,149,144	137,105

(1)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(2)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(3)	Net of redemption fees.
(4)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(5)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

(14)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

110	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2018 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period 10/1/2017-3/31/2018(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,031.50	$6.79	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.74	1.34%
Advisor Shares
Actual	$1,000.00	$1,032.40	$5.88	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Institutional Shares
Actual	$1,000.00	$1,032.90	$5.47	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%

Artisan Partners Funds	111

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period 10/1/2017-3/31/2018(1)	Expense Ratio(2)(3)
Artisan Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,109.70	$7.68	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.34	1.46%
Institutional Shares
Actual	$1,000.00	$1,110.50	$7.58	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.24	1.44%
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,096.90	$7.84	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,093.40	$7.10	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.84	1.36%
Institutional Shares
Actual	$1,000.00	$1,094.60	$5.80	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,076.50	$5.85	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69	1.13%
Advisor Shares
Actual	$1,000.00	$1,077.10	$5.13	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%
Institutional Shares
Actual	$1,000.00	$1,078.20	$4.71	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58	0.91%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,017.60	$6.24	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24	1.24%
Advisor Shares
Actual	$1,000.00	$1,017.60	$5.48	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Institutional Shares
Actual	$1,000.00	$1,018.20	$5.08	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%

112	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period 10/1/2017-3/31/2018(1)	Expense Ratio(2)(3)
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,012.00	$4.87	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.89	0.97%
Advisor Shares
Actual	$1,000.00	$1,011.70	$4.11	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13	0.82%
Institutional Shares
Actual	$1,000.00	$1,013.10	$3.71	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73	0.74%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,042.60	$6.01	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Advisor Shares
Actual	$1,000.00	$1,043.30	$5.25	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Institutional Shares
Actual	$1,000.00	$1,043.60	$4.84	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,087.50	$8.12	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.85	1.56%
Institutional Shares
Actual	$1,000.00	$1,089.00	$6.98	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.74	1.34%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$994.50	$5.82	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89	1.17%
Advisor Shares
Actual	$1,000.00	$995.10	$5.12	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Institutional Shares
Actual	$1,000.00	$995.30	$4.73	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%

Artisan Partners Funds	113

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period 10/1/2017-3/31/2018(1)	Expense Ratio(2)(3)
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,070.20	$6.14	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual	$1,000.00	$1,070.90	$5.42	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$1,071.40	$4.91	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,022.40	$6.05	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual	$1,000.00	$1,023.10	$5.35	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.34	1.06%
Institutional Shares
Actual	$1,000.00	$1,023.30	$4.94	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,136.20	$6.50	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Advisor Shares
Actual	$1,000.00	$1,137.10	$5.70	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Institutional Shares
Actual	$1,000.00	$1,137.50	$5.38	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Artisan Thematic Fund
Investor Shares
Actual	$1,000.00	$1,177.00	$8.30	1.53	%(4)
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.70	1.53	%(4)

114	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period 10/1/2017-3/31/2018(1)	Expense Ratio(2)(3)
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,004.90	$5.20	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Advisor Shares
Actual	$1,000.00	$1,005.50	$4.40	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43	0.88%
Institutional Shares
Actual	$1,000.00	$1,006.20	$4.00	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	0.80%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2018, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2018.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)	Includes interest expense and dividend payments for securities sold short.

Artisan Partners Funds	115

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources (except for Thematic Fund, the Adviser uses Bloomberg Industry Classification Systems (BICS) developed by Bloomberg Finance L.P.) and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the industry groups developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

116	Artisan Partners Funds

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Partners Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

Artisan Partners Funds	117

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Item 2.     Code of Ethics.

Not applicable for semiannual reports.

Item 3.     Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.     Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2018 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.     Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 8, 2018

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	June 8, 2018